FILE  NO.  33
10830
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
       __________________________________________________
                          FORM N-1A
       __________________________________________________

                 POST-EFFECTIVE AMENDMENT NO. 7
                             To The
                     REGISTRATION STATEMENT
                             Under
                   THE SECURITIES ACT OF
                              1933 and
               THE INVESTMENT COMPANY ACT OF 1940
       ____________________________________________
       __ __ __
              SMITH BARNEY VARIABLE ACCOUNT FUNDS
       (Exact name of Registrant as specified in
Charter)
         388 Greenwich Street, New York, New York
            10013 (Address of principal executive
            offices)
                  (212) 816-6474
                (Registrant's telephone number)
                       Christina T. Sydor
         388 Greenwich Street, New York, New York
                          10013 (22nd Floor)
            (Name and address of agent for service)
       _______________________________________________
       __ _
     To Register Additional Securities under Reg.
270.24e2

                CALCULATION OF REGISTRATION FEE
Title           of
Share
Proposed                    Proposed
securities
Amount
Maximum                  maximum                Amount
of
being
being
offering
aggregate
registration
registered
registered
price            per share
offering*
fee

Reserve   Account                 22,723
$13.43
$290,000                   $100
Portfolio

U.S.    Government                39,900
$14.49
$290,000                   $100
High Quality
Securities Portfolio

The  fee for the shares to be registered by this
filing has been computed on the basis of the market
value per
share  in effect on December 14, 1995.
*Calculation of the proposed maximum offering price
has been made pursuant to Rule 24e-2.
During  its fiscal year ended December 31, 1994, the
Reserve Account  Portfolio  redeemed  57,220  shares
of beneficial interest. During its current fiscal
year, the Portfolio used
56,090  shares  it  redeemed during its  fiscal  year
ended December  31,  1994, for a reduction pursuant to
Rule  24f2(c).    The   Reserve   Account  Portfolio
currently   is registering  22,723 shares, which is
equal to the  remaining 1,130  shares redeemed during
its fiscal year ended December 31,  1994,  plus
21,593 shares. During its  current  fiscal year,  the
Reserve Account Portfolio filed no  other
posteffective amendments for the purpose of reduction
pursuant to Rule 24e-2(a). During  its  fiscal year
ended December 31, 1994,  the U.S. Government High
Quality Securities Portfolio redeemed 65,723 shares
of  beneficial interest. During its current  fiscal
year,  the Portfolio used 45,837 shares it redeemed
during its fiscal  year ended December 31, 1994, for
a  reduction pursuant to Rule 24f-2(c). The U.S.
Government High Quality Securities Portfolio,
currently is registering 39,900 shares which  is
equal to  the remaining 19,886 shares  redeemed during
its fiscal year ended December 31, 1994, plus 20,014
shares. During its current fiscal year, the U.S.
Government High Quality  Securities Portfolio  filed
no  other  post effective  amendments for the purpose
of reduction pursuant to Rule 24e-2(a).
                Rule 24f-2 (1) Declaration:
Registrant's has filed its Rule 24f-2 Notice on
February 28, 1995  for  its  most recent fiscal year
ended December  31, 1994.
It  is  proposed  that  this Post-Effective  Amendment
will become   effective  immediately  upon  filing
pursuant   to paragraph (b) of Rule 485.



                 CROSS REFERENCE SHEET
             (as required by Rule 495(a))

Part A
of Form N-1A                  Prospectus Caption
1. Cover Page                 cover page
2. Synopsis                   not applicable
3.                            Condensed Financial
                              Information
                              "Financial Highlights"

4. General Description of Registrant         "Shares

of the Fund"

cover page

"Investment Objectives"

"The Fund's Investment Program"

"Additional Information"

5.                            Management of the
Fund
                              "Management"

6. Capital Stock and Other Securities
"Shares
of
the Fund"

"Redemption of Shares"

cover page

"Dividends, Automatic Reinvestment and

Taxes" 7. Purchase of Securities Being Offered

cover page "Management"

"Valuation of Shares"

"The Fund's Investment Program"

8.                            Redemption or
Repurchase
                              "Redemption of Shares"

9.                            Pending Legal
Proceedings
                              not applicable

Part B of                          Statement of
Additional
Form N-1A                     Information Caption

10.                Cover Page      cover page

11.         Table of Contents      "Table of Contents"

12.General Information and History      "The Fund"

13.Investment Objectives and Policies
"Investment
Policies"

"Investment Restrictions"

14.    Management of the Fund      "Trustees and
Officers"

15.Control Persons and Principal
   Holders of Securities      See Prospectus - "Shares
of
the Fund"

"Voting Rights"

"Trustees and Officers"

16.Investment Advisory and Other Services         See
Prospectus - "Management"
                                        "Trustees and
Officers"
                                   "Custodian"

"Independent Auditors"
                              "Management Agreements"

17.                           Brokerage Allocation and
Other
   Practices                       See Prospectus -
"Management"

18.                           Capital Stock and
Other
Securities                         See Prospectus -
"Shares
of the Fund"

See Prospectus - "Dividends,
Automatic Reinvestment and Taxes"
"Investment Policies"
"Voting Rights"
19.                           Purchase,
Redemption
and
Pricing of
  Securities Being Offered        See Prospectus
                        "The
Fund's

Investment Program"

See Prospectus - "Valuation

of Shares"

"Redemption of Shares"
"Financial Statements"

20.                           Tax Status
See
Prospectus - "Dividends,

Automatic Reinvesment and Taxes"

21.                           Underwriters
See
Prospectus - "Management"

22.                           Calculation of
Performance
Data                               See Prospectus
-
"Performance"

"Performance Information"

23.                           Financial
Statements
"Financial Statements"


Part C of
Form N-1A

Information required to be included in Part C is
set forth under the appropriate item, so numbered
in Part C     of this Post-Effective Amendment to
the
Registration Statement.
              SMITH BARNEY VARIABLE ACCOUNT FUNDS
                      388 Greenwich Street
                New York, New York
                    10013
                         (212) 723-9218


       Smith Barney Variable Account Funds, (the
"Fund") the investment underlying certain variable
annuity and variable life  insurance contracts, is
an investment company offering a  choice of three
different Portfolios. Each Portfolio  is
separately managed to achieve its own investment
objective.
               The Income and Growth Portfolio
       seeks current income and long-term growth
       of income and  capital.  It invests
       primarily, but not exclusively, in common
       stocks.
                The   U.S.  Government/High Quality Securities
       Portfolio  seeks  high current
       income  and  security  of  principal  from a portfolio
       consisting  primarily   of U.S. Government Obligations and
       other high quality fixed income securities.

               The Reserve Account Portfolio seeks current income from a portfolio of money market instruments and other
high  quality fixed                         income   obligations
with limited
       maturities   and   employs  an
        immunization strategy  to  minimize the
       risk  of  loss  of account value.

       Shares  of  the Fund are offered only  to
insurance company
separate  accounts (the "Separate Accounts")  which
fund  certain  variable annuity and variable life
insurance contracts  (the "Contracts").  The Separate
Accounts  invest in  shares  of  one or more of the
Portfolios in  accordance with  allocation
instructions received from Contract owners. Such
allocation  rights  are  further  described  in   the
accompanying Contract Prospectus.

         This   Prospectus  sets  forth  concisely
certain information about the Fund and the Portfolios, including service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors
are encouraged to read this Prospectus carefully and retain it for future reference.

       Additional information about the Fund is
contained in a  Statement of Additional Information
dated April 28, 1995, that is available upon request
and without charge by calling or  writing the Fund at
the telephone number or address        set forth
above  or by  contacting a  Smith
Barney  Financial Consultant.   The  Statement of
Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

        This Prospectus should be read in conjunction with the prospectus for the Contracts.

THESE  SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES  AND  EXCHANGE
COMMISSION  OR  ANY STATE
SECURITIES  COMMISSION NOR HAS THE SECURITIES  AND
EXCHANGE COMMISSION  OR ANY STATE SECURITIES
COMMISSION PASSED        UPON THE
ACCURACY   OR   ADEQUACY  OF  THIS  PROSPECTUS.    ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The date of this Prospectus is April 28, 1995.
       The Fund is intended to provide a suitable
       investment
for  variable annuity and variable life insurance
contracts (the  "Contracts") and shares of the
Portfolios are  offered only for purchase by insurance
company
separate accounts  as an   investment   for  Contracts,
as   described   in   the accompanying Contract
prospectus.
        Each  of  the Portfolios has an investment
objective similar to an existing Smith Barney mutual
fund. The Income and  Growth Portfolio is most similar
to Smith Barney Funds' Income
and  Growth  Portfolio,  the  U.S.  Government/High
Quality Securities Portfolio is most similar to Smith
Barney Funds'                                      U.S.
Government Securities Portfolio and the Reserve
Account  Portfolio  is most similar to Smith  Barney
Funds'
Income Return Account Portfolio; and the same experienced professionals who manage the Smith Barney Funds'
Portfolios also manage the corresponding Portfolios of the Fund.

        Shares  of  each Portfolio are offered  to
Separate Accounts  at their net asset value, without a
sales  charge, next  determined after receipt of an
order by  an  insurance
company.   The  offering of shares of  a  Portfolio
may be suspended from time to time and the Fund reserves the right to reject any specific purchase order.
VALUATION OF SHARES

        The  net  asset value of each Portfolio's
shares is determined  as of the close of regular
trading  on the New York  Stock Exchange ("NYSE"),
which is currently 4:00 P.M. New  York  City time on
each day that the NYSE is open,  by dividing  the
Portfolio's net assets by the number  of  its shares
outstanding. Securities that are listed or traded  on a
national securities exchange are valued at the last
sale on  the  principal  exchange on which they  are
listed  and securities  trading on the NASDAQ System
are valued  at  the last  sale reported as of the close
of the NYSE.  If no last sale  is  reported, the
foregoing securities  and  over-thecounter securities
other than those traded  on  the  NASDAQ System, are
valued at the mean between the last reported bid and
asked  prices.  Fixed income obligations are valued  at
the  mean of bid and asked prices based on market
quotations for those securities or if no quotations are
available, then for  securities of similar type, yield
and maturity.  Shortterm  investments that have a
maturity of more than 60  days are    valued  at prices
based  on
market  quotations  for securities  of similar type,
yield and maturity.  Short-term investments  that  have
a maturity of 60 days  or  less  are stated  at  cost,
which approximates value.   The  value  of other
investments of the Fund, if any, including restricted securities, will be determined in good faith at fair value under procedures established by and under the general supervision of the Trustees.
INVESTMENT OBJECTIVES

       The Fund consists of three investment
portfolios, the "Income  and  Growth  Portfolio", the
"U.S. Government/High Quality  Securities  Portfolio"
and  the "Reserve  Account Portfolio."   The Income and
Growth Portfolio seeks  current income  and  long-term
growth of  income  and  capital  by investing
primarily, but not exclusively, in common  stocks. The
U.S. Government/High Quality Securities Portfolio seeks
high  current income and security of principal by
investing primarily  in obligations  of  the  U.S.
Government,              its agencies  or  its
instrumentalities and other  high quality fixed  income
securities.   The Reserve  Account Portfolio seeks
current  income  from  a portfolio  of money  market
instruments  and other high quality fixed income
obligations with
limited   maturities  and  employs  an  "immunization
strategy" (see below) to minimize the risk of loss of account value. Of course, no assurance can be given that a Portfolio's objective will be achieved.


THE FUND'S INVESTMENT PROGRAM

        The Income and Growth Portfolio invests
primarily in common  stocks offering a current return
from dividends and will also normally include some
interestpaying fixed income securities  (such as U.S.
Government securities, investment grade  bonds  and
debentures) and high quality money  market instruments
(such  as commercial  paper and   repurchase agreements
collateralized by U.S. Government securities with
broker/dealers  or  other financial institutions,
including the  Fund's Custodian); and this Portfolio
may also purchase preferred  stocks  and  convertible
securities.   Temporary defensive investments or a
higher percentage of fixed income securities  may  be
made when deemed  advisable.  In  the selection of
common
stock investments, emphasis is generally placed  on
issues with established dividend records as  well as
potential  for price appreciation. From  time  to
time, however,  a portion of the assets may be invested
in nondividend paying stocks.  The Portfolio may make
investments in foreign securities though management
currently intends to limit  such investments to 5% of
the Portfolio's assets and an  additional 10% of its
assets may be invested in American Depositary Receipts
("ADR"s) representing shares in  foreign securities
that  are traded in  United States  securities markets.
The value of an ADR closely reflects the value  of the
foreign security and any fluctuation in the price of
the foreign security will affect the Portfolio's  share
price. (See "Additional Information," page 7.)
      The U.S. Government/High Quality Securities
Portfolio (the  "Government/High Quality Portfolio")
invests primarily in  a  combination of (i) securities
of the U.S. Government, its  agencies or its
instrumentalities and (ii)  other  high quality fixed
income securities (including corporate  bonds) rated
within the two highest categories by either Standard &
Poor's  Corporation ("S&P") (AAA, AA) or  Moody's
Investors Service,  Inc. ("Moody's") (Aaa, Aa)  or  if
unrated,  are determined  to be  of comparable quality
by  the  Manager. Except  when the  Portfolio is  in  a
temporary  defensive investment position, at least 65%
of the Portfolio's  total assets will be invested in
these securities, including  the securities held
subject to
repurchase agreements.
        The  Fund is subject to diversification
requirements promulgated  by  the U.S. Treasury
Department which,  among other things, currently limit
each Portfolio to investing no more  than  55%  of its
total assets in any one  investment. See "Dividends,
Distributions and Taxes." It is anticipated that  a
substantial portion of the Portfolio's  investments
will consist of GNMA Certificates,
which are mortgage-backed securities representing part
ownership of a pool of mortgage loans  on which timely
payment of interest and principal  is guaranteed  by
the U.S. Government.  As  a  hedge  against changes
in interest  rates,  the  Government/High  Quality
Portfolio may  enter into agreements with dealers  in
GNMA Certificates  whereby the Portfolio agrees  to
purchase or sell an agreed-upon principal amount of
GNMA Certificates at a specified price on a certain
date; provided, however, that settlement  occurs
within 120 days of the trade  date.   For more
detailed information, see "Additional Information"  on
page
7.  The balance  of  the investments   of   the
Government/High Quality Portfolio will be fixed income securities of private issuers and money market instruments, including certificates of deposit, bankers' acceptances, and commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime2 by Moody's.

        The  Reserve Account Portfolio invests in high
grade fixed                                     income
obligations   (including   money    market instruments)
with a maximum maturity of seven  years. Such
obligations include U.S. Government Obligations;
commercial paper  rated  A-1  or A-2 by S&P or Prime-1
or Prime-2  by Moody's;  high quality corporate notes
and bonds,  including floating   rate  issues,  rated
within the    two   highest
categories by S&P or Moody's or, if not rated, of
comparable
quality  as determined by the Manager; bankers'
acceptances; certificates of deposit (see "Additional
Information");  and securities backed by letters of
credit.  Normally, a portion of  the Portfolio will
consist of investments that mature in two  to  seven
years; however, it is expected there will  be occasions
when  as  much as all of the  Portfolio  will  be
invested in  money  market  instruments.   This
portfolio composition is intended to achieve a higher
level of income than would otherwise be available from
an exclusively shortterm  portfolio with substantially
less risk than that of  a conventional bond or note
portfolio. While minor  day-to-day price  fluctuations
are unavoidable, measured over a  threemonth period, it
is believed  that   the   Portfolio's immunization
strategy will produce sufficient income accrual during adverse market conditions to offset any potential loss in the Portfolio security value.

        None of the Portfolios will engage in the
trading of securities for the purpose of realizing
shortterm profits; however,  each  Portfolio  will
adjust its portfolio                            as
considered  advisable in view of prevailing  or
anticipated market  conditions and the Portfolio's
investment objective. Investors should realize that
shares of each Portfolio  will fluctuate  with  the
market value of the securities  in  the Portfolio.
         Each  Portfolio  may  seek  to  increase  its
net
investment  income  by  lending its securities  to
brokers, dealers and other financial institutions
provided such loans are  callable  at any time and are
continuously secured  by cash  or  U.S. Government
Obligations equal to no less  than the  market  value,
determined  daily,  of
the  securities loaned.  Management will limit such
lending to not more than one-third  of the value of a
Portfolio's total assets.                The Portfolio
will  continue  to be entitled  to  the interest
payable on  the  loaned  security and,  in
addition,  will receive  interest on the amount of the
loan,  less  finders, administrative  and custodial
fees. In  the  event  of  the bankruptcy  of  the
other party to  the  transaction,   a Portfolio
could experience delays  in   recovering
the securities loaned. To the extent that, in the meantime, the value of the securities may have increased, the Portfolio could experience a loss.
In all cases, the Manager must find the creditworthiness of the other party to the transaction to be satisfactory under guidelines approved by the Trustees. See the Statement of Additional Information for further information on lending of securities.

         The investment objective and policies of each Portfolio are non-fundamental and, as such, may be modified by the Trustees of the Fund provided such modification is not prohibited by the investment restrictions (which are set forth in the Statement of Additional Information) or applicable law, and any such change will first be disclosed in the then current Prospectus.
DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES

        Each Portfolio of the Fund intends to qualify
as a "regulated  investment company" under the
Internal Revenue Code    (the   "Code")  and  to
declare  and
make   annual distributions of substantially all of
its taxable income and net  taxable  capital  gains to
its shareowners  (i.e.  the Separate  Accounts).  Such
distributions  are  automatically invested in
additional shares of the Portfolio at net  asset
value  and  are includable in gross income of  the
Separate Accounts holding such shares.  See the
accompanying Contract Prospectus for information
regarding the federal income  tax treatment of
distributions to the Separate Accounts  and  to
holders of the Contracts.
        Each  Portfolio  of  the Fund is  subject  to
asset diversification regulations promulgated by the
U.S. Treasury Department  under  the  Code.   The
regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment.
If a Portfolio should fail to comply with these regulations, Contracts invested in that Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.
REDEMPTION OF SHARES

       The redemption price of the shares of each
Portfolio will be the net asset value next determined
after receipt by the  Fund  of  a  redemption order
from a Separate  Account, which  may  be  more  or
less than the
price  paid  for  the shares.   The Fund will
ordinarily make payment within one business day, though redemption proceeds must be remitted to a Separate Account on or before the seventh day following receipt of proper tender, except on a day on which the NYSE is closed or as permitted by the Securities and Exchange Commission in extraordinary circumstances. Payment to the Contract owner is described in the accompanying Contract Prospectus.
PERFORMANCE

        From time to time the Fund may include a
Portfolio's total return, average annual total return,
yield and current distribution return in
advertisements and/or other types  of sales
literature.   These figures are based  on  historical
earnings   and   are not intended  to   indicate
future performance.   In addition, these figures will
not  reflect the deduction of  the  charges that  are
imposed  on  the Contracts  by the Separate Account
(see Contract Prospectus) which,  if reflected, would
reduce the performance  quoted. Total return  is
computed for a specified  period  of  time assuming
reinvestment of all income dividends  and capital
gains  distributions at net asset value on  the ex-
dividend dates  at  prices calculated as stated in
this  Prospectus, then dividing the value of the
investment at the end of  the period so  calculated by
the initial  amount  invested  and subtracting 100%.
The standard average annual total return, as
prescribed  by the Securities and  Exchange Commission
("SEC"),  is derived from this total return, which
provides the ending  redeemable value.  Such standard
total  return information  may also be accompanied
with nonstandard total return  information over
different periods of time by  means of aggregate,
average, year-by-year, or other types of total return
figures.  The yield of a Portfolio refers to the  net
investment  income earned by investments  in  the
Portfolio over  a  thirty-day period.  This net
investment  income  is then  annualized, i.e., the
amount of income earned  by  the
investments during that thirty-day period is assumed
to be earned  each  30-day  period  for  twelve
periods and is
expressed  as  a percentage of the investments.   The
yield quotation is calculated according to a formula
prescribed by the SEC to facilitate comparison with
yields quoted by other investment   companies.    The
Fund calculates     current
distribution  return for the Income and Growth
Portfolio by dividing  the distributions from
investment income declared during the most recent
twelve months by the net asset  value on the last day
of the period for which current distribution return
is      presented.    The  Fund   calculates
current
distribution  return  for  the  U.S.  Government
Securities Portfolio   by   annualizing  the  most
recent   quarterly distribution from investment income
and dividing by the  net asset  value on the last day
of the period for which current distribution  return
is presented.   The  Fund  calculates current
distribution return for the Reserve  Portfolio  by
annualizing    the most  recent  monthly  distribution
and dividing by the net asset value on the last day of the period for which current distribution return is presented. A Portfolio's current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on the Contracts by the Separate Account, should be considered when comparing the Portfolio's current distribution return to yields published for other investment companies and other investment vehicles.
MANAGEMENT

        The  Trustees are responsible for the
direction and supervision of the Fund's business and
operations. The Fund employs  Smith  Barney  Mutual
Funds Management Inc.  (the "Manager"), formerly known
as Smith, Barney Advisers,  Inc., a  wholly-owned
subsidiary of Smith Barney  Holdings  Inc.
("Holdings"), to manage the day to day operations  of
each Portfolio pursuant to a management agreement
entered into by the Fund on behalf of each Portfolio.
Holdings is also the parent company of Smith Barney
Inc. ("Smith Barney").
        The Manager provides each Portfolio with
        advice
and assistance  with  respect  to the  acquisition,
holding  or disposal  of securities and
recommendations with respect  to other  aspects of the
business and affairs of each Portfolio and  furnishes
each Portfolio with bookkeeping,  accounting and
administrative services, office space and equipment,
and the services of the officers and employees of the
Fund.
By
written  agreement  the Research and other
departments and staff  of  Smith  Barney  will
furnish  the Manager with information, advice and
assistance and will be available for consultation on
the Fund's Portfolios, thus Smith Barney may also be
considered an investment adviser to the Fund.  Smith
Barney  services are paid for by the Manager;  there
is  no charge  to  the  Fund for such services.  For
the  services provided  by  the Manager, the Fund pays
the Manager  a  fee calculated at the annual rate of
0.60% paid monthly  of  the average daily net assets
of the Income and Growth Portfolio and a  fee
calculated at the annual  rate  of  0.45%  paid
monthly of  the  average daily net assets of  each  of
the Government/High  Quality Portfolio and the
Reserve Account Portfolio.  The Manager has agreed to
waive its fee  to  the extent
that  the  aggregate  expenses  of  any   Portfolio
exclusive  of  taxes, brokerage, interest and
extraordinary
expenses,  such as litigation and indemnification
expenses, exceed  1%  of the average daily net assets
for any  fiscal year  of the Portfolio.  The 1%
voluntary expense limitation shall  be  in  effect
until
it is terminated  by  notice  to shareowners   and
by supplement  to  the   then   current Prospectus.
For the
Fund's last fiscal year the  management fee  was
0.60% of the Income and Growth Portfolio's average
net   assets,  0.45%  of  the  U.S  Government/High
Quality Portfolio's average net assets and 0.45% of the Reserve Account Portfolio's average net assets;
and total expenses were 0.75%, 0.76% and 0.86%, respectively.

        Smith  Barney  distributes shares  of  the
Fund as principal  underwriter.  In addition,
brokerage is allocated to  Smith  Barney,  provided
that, in the judgment  of  the Trustees
of the
Fund,  the  commission,  fee  or   other
remuneration received or to be received by Smith
Barney (or any  broker/dealer affiliate of Smith
Barney that is also  a member  of  a  securities
exchange) is reasonable and  fair compared  to  the
commission,  fee or  other remuneration received  by
other  brokers in connection with  comparable
transactions involving similar securities being
purchased or sold  on a securities exchange during the
same or comparable period of  time.  The Fund normally
expects to allocate  to Smith  Barney between 50% and
60% of the Income  and Growth Portfolio's transactions
to be executed for such account  on an agency  basis.
In all trades to be directed  to  Smith Barney,  the
Fund has been assured that its orders  will be
accorded priority over those received from Smith
Barney for its  own  account or for any of its
directors, officers  or employees.   It  may be
expected that the preponderance  of transactions  in
the Government/High Quality  Portfolio  and the
Reserve   Account
Portfolio   will   be
principal
transactions, and the Fund will not deal with  Smith
Barney in any transaction in which Smith Barney acts as principal.

        Ayako Weissman is responsible for management
of the Income   and   Growth  Portfolio  and  Patrick
Sheehan    is
responsible  for  management  of  the  U.S.
Government/High Quality   Securities  Portfolio  and
the Reserve   Account Portfolio,  including making all
investment decisions.                              Ms.
Weissman is Managing Director of Smith Barney and has been involved in equity investing for Smith Barney for over seven years and currently manages over $250 million in assets. Mr. Sheehan is Managing Director of Smith Barney and Vice President of the Fund and of other investment companies associated with Smith Barney. Prior to joining Smith Barney in
January 1992, Mr. Sheehan was a portfolio manager of various fixed-income investment companies of Value
Line Inc. from  June  1990 through January 1992.  From
January 1989 through May 1990 Mr. Sheehan was a Senior
Vice President of Seamans' Bank for Savings in charge of assets & liability management.

        The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of March 31, 1995 the Manager had aggregate assets under the management of approximately $54 billion.
The
Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, NY
10013. The
term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.


SHARES OF THE FUND

      The   Fund,   an  open-end,  diversified,
managed
investment   company,  is  organized  as  a
"Massachusetts business  trust" pursuant to the
Declaration of Trust  dated December  18,  1986.
The
Trustees  have  authorized                     the
issuance of three series of shares, each representing
shares in one of three separate Portfolio's - the
Income and Growth Portfolio,   the  U.S.
Government/High Quality  Securities Portfolio  and
the Reserve Account Portfolio.  The  Trustees
also  have the power to create additional series of
shares. The   assets  of  each  Portfolio  will  be
segregated  and separately managed.  Each share of a
Portfolio represents an equal  proportionate
interest in that Portfolio  with  each other  share
of the same Portfolio and is entitled  to  such
dividends       and distributions out of the net
income  of  that Portfolio as are declared in the
discretion of the Trustees. Shareowners are entitled
to one vote for each share held and will  vote  by
individual Portfolio except to  the  extent required
by the Act.  As a trust, the Fund is not  required to
hold    annual
shareowner  meetings,  although  special
meetings  may  be  called for the Fund  as  a  whole,
or a specific  Portfolio,  for  purposes  such  as
electing or
removing   Trustees,   changing  fundamental
policies
or
approving  a  management  contract.   Shareowners
may, in
accordance with the Declaration of Trust, cause a
meeting of shareowners  to  be held for the purpose
of voting  on the removal of Trustees.  In accordance
with current law and                            as
explained  further in the accompanying Contract
Prospectus,
the Separate Account will vote its shares in accordance with instructions received from policyowners.

ADDITIONAL INFORMATION

      GNMA   Securities.   Government  National
Mortgage Association  ("GNMA"),  an  agency  of  the
United   States Government,  guarantees  the  timely
payment   of
monthly
installments  of  principal and interest on  modified
passthrough  Certificates,  whether  or  not  such
amounts  are collected                         by
the
issuer  of  these  Certificates  on  the
underlying  mortgages.   In  the  opinion  of  an
Assistant Attorney  General  of the United States,
this guarantee  is
backed  by  the full faith and credit of the United
States. Scheduled
payments of
principal and interest are made  each
month   to  holders  of  GNMA  Certificates  (such  as
the
Government/High  Quality Portfolio).  The  average
life of
GNMA   Certificates  varies  with  the  maturities  of
the
underlying mortgages (with maximum maturities of  30
years) but  is  likely to be substantially less than
the original maturity of the mortgage pools underlying
the securities                                   as
a  result  of prepayments, refinancing of such
mortgages
or
foreclosure.   Unscheduled  prepayments  of  mortgages
are
passed through to the holders of GNMA Certificates at par with the regular monthly payments of principal and interest, which have the effect of reducing future payment on such Certificates.
   GNMA Certificates have historically involved no credit risk; however, due to fluctuations in interest rates, the market value of such securities will vary during the period of a shareholder's investment in the Government/High Quality Portfolio. Prepayments and scheduled payments of principal will be reinvested by the Fund in then available GNMA Certificates which may bear interest at a rate lower or higher than the Certificate from which the payment was received.
As with other debt securities, the price of  GNMA
Certificates is likely to decrease in times of rising interest rates; however, in periods of falling interest rates the potential for prepayment may reduce the general upward price increase of GNMA
Certificates  that  might otherwise occur.
        Other  U.S. Government Obligations.  In
addition to GNMA Securities and direct obligations of the U.S. Treasury (such as Treasury Bills, Notes and
Bonds), U.S. Government Obligations  in  which  the
Fund may invest include: (1) obligations of, or issued by, Banks for Cooperatives, Federal
Land  Banks,  Federal  Intermediate  Credit  Banks,
Federal  Home Loan Banks, the Federal Home Loan Bank
Board,
any wholly-owned Government corporation so designated in Section
9101 (3) of Title 31, or the Student Loan Marketing
Association; (2) other securities fully guaranteed as to principal and interest by the United States of America; (3) other obligations of, or issued by, or fully guaranteed as to principal and interest by the Federal National Mortgage Association or any agency of the United States; and
(4) obligations currently or previously sold by the Federal Home Loan Mortgage Corporation.

        Bank  Obligations.  Obligations purchased from
U.S. banks  or  other financial institutions that are
members  of the  Federal Reserve System or the Federal
Deposit Insurance Corporation  ("FDIC")  (including
obligations  of   foreign branches  of  such  members)
if either:     (a)  the  principal amount of the
obligation is
insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment ). These obligations include:

       Bankers'  Acceptance:  A short-term credit
  instrument evidencing the obligation of a bank to
  pay a draft        drawn upon  it  by  a  customer.
  This instrument
  reflects  the obligation not only of   the drawer
  but also of the bank to pay the face amount of the instrument upon maturity.

       Certificate of Deposit:  A certificate
  evidencing the obligation of a bank to repay funds
  deposited with  it earning a specified rate of
  interest over a given period.
       Foreign   Securities.   Such   securities
involve considerations  that  are  not  ordinarily
associated  with investing in domestic securities
including currency exchange control laws, the
possibility of expropriation, seizure,  or
nationalization of foreign assets, less liquidity  and
more volatility in foreign securities markets and the
impact  of political, social or diplomatic
developments or the adoption of   other foreign
government restrictions  that   might adversely
affect the payment of principal, interest or dividends on the securities. Similar considerations may apply to obligations of foreign branches of U.S. banks and to American Depositary
Receipts.

        Repurchase Agreements. A repurchase agreement
arises when  the  Fund  purchases a security for  a
Portfolio  and simultaneously  agrees to resell it  to
the  vendor  at  an agreed-upon future date, normally
on the next business  day. The  resale price is
greater than the purchase price,  which reflects  an
agreedupon rate of return for the  period  the
Portfolio holds the security and which is not related
to the coupon  rate  on the purchased security.  The
Fund requires
continual  maintenance of the market value of the
collateral in  amounts at least equal to the resale
price, thus risk is limited  to the ability of the
seller to pay the agreed-upon amount       on  the
delivery  date; however,  if  the  seller
defaults, realization upon the collateral by the Fund
may be delayed  or limited or the Portfolio might
incur a loss  if the   value  of  the  collateral
securing
the repurchase
agreement  declines  and might incur  disposition
costs in connection  with  liquidating the collateral.
A Portfolio will    only   enter   into   repurchase
agreements   with
broker/dealers or other financial institutions which are deemed creditworthy by the Manager under guidelines approved by the Trustees. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by the Portfolio amount to more than 10% of that Portfolio's

        total assets. Delayed Delivery. A delayed delivery
transaction involves the purchase of securities at an

agreed-upon  price on  a  specified future date.  At

the time the  Fund  enters into  a  binding

obligation to purchase  securities  on  a delayed

delivery basis the Portfolio will establish with the

Custodian  a segregated account with  assets  of  a

dollar amount sufficient to make payment for the

securities  to  be purchased.  The

value of the securities on the delivery date may  be

more or less than their purchase price.  Securities

purchased on a delayed delivery basis do not generally

earn interest until their scheduled delivery date.

                             Part B

                         April 28, 1995

              SMITH BARNEY VARIABLE ACCOUNT FUNDS
                      388 Greenwich Street New
                 York, New York  10013

               STATEMENT  OF ADDITIONAL
INFORMATION

        Shares   of  the  Smith  Barney
Variable
         Account  Funds (the "Fund")  are
       offered with a choice of three
         Portfolios:

         The  Income  and  Growth Portfolio
         seeks current  income and long-term
         growth  of income   and  capital.
         This   Portfolio
         invests  primarily, but not
         exclusively, in common stocks.

         The    U.S.    Government/High
         Quality Securities  Portfolio seeks
         high  current income  and security
         of
principal from  a portfolio  consisting
primarily of U.S. Government Obligations and other high quality fixed income securities.

         The   Reserve  Account  Portfolio
         seeks current income from a
         portfolio of  money market
         instruments   and
         other   high
       quality fixed income obligations.
          This Statement of Additional Information is
not a Prospectus. It  is  intended  to  provide  more
detailed
information  about  the  Fund as  well  as  matters
already discussed in the Prospectus and therefore
should be read  in conjunction with the April 28, 1995
Prospectus which may  be obtained  from  the  Fund  or
your
Smith  Barney  Financial
Consultant.   Shares of the Fund may only  be
purchased by insurance company separate accounts.

                   TABLE OF CONTENTS

                                   Page
                               Reference In:
                                 Statement
                                  of
                                  Additiona
                                  l

Information Trustees and Officers     2 - 3
Investment Policies                 4 -
6
Investment Restrictions             6 -
7
Performance Information             7 -
8
Determination of Net Asset            9
Value
Redemption of Shares                  9
Custodian                             9
Independent Auditors                  9
The Fund                            9 -
10
Management Agreements               10 - 12
Voting Rights                         12
Financing Statements                  12
Appendix-Ratings of Debt           13 - 14
Obligations
                   TRUSTEES AND OFFICERS

*JESSICA BIBLIOWICZ, President and Trustee
Executive  Vice  President  of  Smith  Barney  Inc.
("Smith Barney"); President of forty investment
companies associated with   Smith   Barney  and
Director  of twelve  investment companies  associated
with Smith Barney; prior  to  January, 1994,  Director
of Sales and
Marketing for Prudential Mutual Funds;  prior to
September 1991, Assistant Portfolio Manager for
Shearson Lehman Brothers;      35.
RALPH D. CREASMAN, Trustee
Retired, 4 Moss Hammock Lane, The Landings, Skidaway
Island, Savannah,   Georgia  31411.   Director  of
ten
investment companies  associated with Smith Barney.
Formerly Chairman, President  and Chief Executive
Officer of Lionel D.  Edie  & Co.,   Inc.  (investment
counselors),  Chairman   of   Edie International S.A.
and President and Director of Edie  Ready Assets
Trust,
Fundamerica of Japan, Edie Special Growth Fund and
Edie Capital Fund; 73.

JOSEPH H. FLEISS, Trustee
Retired,  3849 Torrey Pines Blvd., Sarasota, Florida
34238. Director of ten investment companies associated with Smith Barney. Formerly Senior Vice
President of
Citibank, Manager of Citibank's Bond Investment
Portfolio and Money Management Desk and a Director of
Citicorp Securities Co., Inc; 77.

DONALD R. FOLEY, Trustee
Retired,  3668  Freshwater Drive,  Jupiter,  Florida
33477.
Director  of ten investment companies associated with
Smith Barney.   Formerly  Vice  President of  Edwin
Bird Wilson, Incorporated (advertising); 72.

PAUL HARDIN, Trustee
Chancellor  of  the University of North Carolina  at
Chapel Hill,  University of North Carolina, 103 S.
Building, Chapel
Hill,  North  Carolina 27599; Director of twelve
investment companies  associated with Smith Barney;
and a Director  of The Summit Bancorporation; 63.
FRANCIS P. MARTIN, Trustee
Practicing  physician, 2000 North Village Avenue,
Rockville Centre,   New  York  11570.   Director  of ten
investment companies  associated with Smith Barney.
Formerly President of the Nassau Physicians' Fund, Inc.;
70.

*HEATH  B.  MCLENDON,  Chairman  of  the  Board  and
Chief Executive Officer
Managing Director of Smith Barney; Director of forty one investment companies associated with Smith Barney;
President of Smtih Barney Mutual Funds Management Inc.
("SBMFM or the "Manager"); Chairman of Smith Barney
Strategy Advisers Inc., prior  to  July  1993, Senior
Executive  Vice  President  of Shearson  Lehman
Brothers, Inc., Vice Chairman  of  Shearson Asset
Management; 61.

RODERICK C. RASMUSSEN, Trustee
Investment  Counselor, 81 Mountain Road, Verona, New
Jersey 07044.  Director of ten investment companies
associated with Smith  Barney.   Formerly  Vice
President of Dresdner and Company Inc. (investment counselors); 70.

JOHN P. TOOLAN, Trustee
Retired,  13  Chadwell Place, Morristown, New Jersey
07960. Director  of ten investment companies associated
with  Smith Barney.  Formerly, Director and Chairman of
the Smith Barney Trust  Company, Director of Smith
Barney Holdings  Inc.  and the  Manager  and Senior
Executive Vice President,  Director and Member of the
Executive Committee of Smith Barney;
64. C. RICHARD YOUNGDAHL, Trustee
Retired, 339 River Drive, Tequesta, Florida 33469.
Director of ten investment companies associated with
Smith Barney and a Member of the Board of Directors of
D. W. Rich & Company, Inc.   Formerly  Chairman of the
Board of Pensions Lutheran Church in America, Chairman of the Board and Chief Executive Officer of Aubrey G.
Lanston & Co. (dealers in U.S. Government securities) and President of the Association of Primary
Dealers in U.S. Government Securities; 79.

*LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Smith Barney, Senior Vice President and Treasurer of forty-one investment companies associated with Smith Barney, and Director and Senior
Vice President
of  the Manager; 37.
*BRUCE D. SARGENT, Vice President and Investment Officer
Managing Director of Smith Barney, Vice President and Director of the Manager, Director and Vice President of four investment companies associated with Smith
Barney;51.
*PATRICK SHEEHAN, Vice President
Managing Director of Smith Barney and Vice President of two investment companies associated with Smith Barney.
Prior to January  1992, Portfolio Manager of Value Line
Inc.,  Senior Vice  President of Seaman's Bank for
Savings, Assistant Vice President of Capital Markets of
Federal Home Loan  Board  of New  York  and  Vice
President and Treasurer of Poughkeepsie Savings Bank;
47.

*AYAKO WEISSMAN, Vice President and Investment Officer
Managing Director of Smith Barney and Vice President of
the
Manager;   Vice  President  of  three  investment
companies
associated with Smith Barney; 38.
*THOMAS M. REYNOLDS, Controller and Assistant Secretary
Director of Smith Barney and Controller of ten investment companies associated with Smith Barney.
Prior to September 1991,  Assistant Treasurer of Aquila
Management Corporation and its associated investment companies; 35.
*CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney and Secretary of forty one investment companies associated with Smith Barney;
Secretary and General Counsel of the Manager; 44.

On April 10, 1995, Trustees and officers owned in the aggregate less than 1% of the outstanding securities of the Fund.

___________________
*Designates   "interested  persons"  as   defined   in
the Investment Company Act of 1940 whose business address is 388 Greenwich Street, New York, New York
10013. Such persons are not separately compensated for their services as
Fund officers or Trustees.

The  following table shows the compensation paid by the
Fund to  each  incumbent director during the Fund's
last fiscal year.   None  of  the  officers of  the
Fund received any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Smith Barney.



COMPENSATION TABLE

                                         Total
                          Pension or  Compensation
                          Numbers of Retirement   from
                          Fund Funds for
              AggregateBenefits Accrued and Fund Which
            Director Compensation  as part of    Complex
            Serves Within
Name  of Personfrom Fund Fund Expenses Paid to
DirectorsFund Complex
Jessica Bibliowicz*            $0          $0
$0
12
Ralph D. Creasman5,104        0         51,500        10
Joseph H. Fleiss5,104         0          50,900        10
Donald R. Foley 5,104         0          51,500        10
Paul Hardin     2,702         0          27,800
12**
Heath B. McLendon*      0     0                0       41
Francis P. Martin 5,104       0          51,500        10
Roderick C. Rasmussen       5,104          0
51,500
10
John P. Toolan  5,104         0          51,500        10
C. Richard Youngdahl        5,104          0
51,500
10

*Designates an "interested Trustee."
**Reflects the compensation paid to Mr. Hardin and the number of funds within the Fund Complex for which Mr.
Hardin serves as a Trustee as of the date of this Statement of Additional Information. For the fiscal year ended December 31, 1994, Mr. Hardin served as a director of 25 funds within the Fund complex and was paid $96,400.

                           INVESTMENT POLICIES
          The Fund effects portfolio transactions
with a  view towards attaining the investment
objective of  each  Portfolio  and  is  not
limited  to   a predetermined rate of portfolio
turnover.  A  high portfolio   turnover  results
in  correspondingly greater  transaction costs.
See  "Management"  in the Prospectus.
      The  Fund has no present intention to
enter into reverse repurchase agreements even
though  it is  permitted  to do so on behalf of
the  Reserve Account  Portfolio  and the  U.S.
Government/High Quality  Securities Portfolio.
The Fund does  not currently intend to commit to
such agreements more than  5% of the net assets
of either of these  two Portfolios,  although
the fundamental policies  of the Reserve Account
Portfolio, permit it to invest up  to 1/3 of its
net assets in reverse repurchase agreements, and
this right is reserved.   Each  of these
Portfolios may enter into reverse repurchase
agreements with broker/dealers and other
financial institutions.  Such agreements involve
the sale of Portfolio   securities  with   an
agreement   to repurchase the securities at an
agreed-upon price, date   and   interest
payment   and   have       the
characteristics of borrowing.  Since the
proceeds of  borrowings under reverse repurchase
agreements are invested, this would introduce
the speculative factor     known  as
"leverage."   The   securities
purchased  with  the  funds  obtained   from
the
agreement   and  securities  collateralizing
the
agreement  will have maturity dates no later
than the  repayment date.  Generally the effect
of such a  transaction is that the Fund can
recover all or most   of  the  cash  invested
in  the  portfolio securities involved during
the term of the reverse repurchase agreement,
while in many cases it  will be  able  to  keep
some of  the  interest  income associated
with    those              securities.     Such
transactions   are   only  advantageous   if
the
Portfolio  has  an opportunity to earn  a
greater rate  of  interest  on the cash derived
from  the transaction  than the interest cost
of  obtaining
that cash.  Opportunities to realize earnings from
the  use of the proceeds equal to or greater  than
the interest required to be paid may not always be
available, and the Fund intends to use the reverse
repurchase   technique  only  when   the   Manager
believes it will be advantageous to the Portfolio.
The  use  of  reverse  repurchase  agreements  may
exaggerate any interim increase or decrease in the
value  of  the  participating Portfolio's  assets.
The   Fund's   custodian  bank  will  maintain   a
segregated   account   for  the   Portfolio   with
securities having a value equal to or greater than such commitments.

      Each Portfolio may seek to increase its  net
investment   income  by  lending  its   securities
provided  such loans are callable at any time  and
are   continuously  secured  by   cash   or   U.S.
Government obligations equal to no less  than  the
market  value, determined daily, of the securities
loaned.  The Portfolio will receive amounts  equal
to dividends or interest on the securities loaned.
It will also earn income for having made the loan
because  cash collateral pursuant to  these  loans
will   be  invested  in  short-term  money  market
instruments.   In  connection  with   lending   of
securities  the  Fund may pay reasonable  finders,
administrative  and  custodial  fees.   Management
will limit such lending to not more than one-third
of the value of a Portfolio's total assets.  Where
voting  or  consent rights with respect to  loaned
securities  pass to the borrower, management  will
follow the policy of calling the loan, in whole or
in part  as  may be appropriate,  to  permit  the
exercise of such voting or consent rights  if  the
issues  involved  have a material  effect  on  the
Portfolio's  investment in the securities  loaned.
Apart       from   lending  its   securities   and
acquiring debt securities of a type customarily purchased by financial institutions, none of the Portfolios will make loans to other persons.

      The Fund's Declaration of Trust permits  the
Trustees to establish additional Portfolios of the
Fund   from   time   to  time.    The   investment
objectives, policies and restrictions applicable to additional Portfolios would be established by the Trustees at the time such Portfolios were established and may differ from those set forth in the Prospectus and this Statement of Additional
Information.

Additional Policies - Income and Growth Portfolio.

      Although  the  Portfolio may,  as  described
below,  sell short "against the box," buy or  sell
puts  or  calls  and  borrow  money,  it  has   no
intention  of doing so in the foreseeable  future.
Similarly,  although the Portfolio may  invest  in
foreign  securities and lend money or  assets,  as
described in investment restriction 9 on  page  6,
the  Portfolio does not currently intend to commit
more  than  5%  of  its assets to  investments  in
foreign  securities and an additional 10%  of  its
assets    in    American    Depositary    Receipts
representing  shares in foreign  securities  which
are  traded  in United States securities  markets,
nor  does it intend to engage in loans other  than
short-term  loans.  If in seeking to  achieve  its
investment    objectives   the    Fund    believes
opportunities  warrant its investment  in  foreign
securities,   management  would  give  appropriate
consideration, in its judgment, to risks that  may
be associated with foreign investments, including
currency  exchange control regulations and  costs,
the  possibility  of expropriation,  seizure,   or
nationalization   of   foreign   deposits,    less
liquidity  and  volume  and  more  volatility   in
foreign  securities  markets  and  the  impact  of
political,    social,   economic   or   diplomatic
developments  or  the adoption  of  other  foreign
government   restrictions  that  might   adversely
affect  the  payment of principal and interest  on
securities in the Portfolio.  If it should  become
necessary,   the  Fund  might  encounter   greater
difficulties  in  invoking legal processes  abroad
than  would  be  case in the  United  States.   In
addition,  there  may be less  publicly  available
information about a non-U.S. company, and non-U.S.
companies  are  not generally subject  to  uniform
accounting   and  financial  reporting  standards,
practices  and  requirements comparable  to  those
applicable  to U.S. companies.  Furthermore,  some
of these  securities may be  subject  to  foreign
brokerage and withholding taxes.
     While the Portfolio is permitted to invest in
warrants  (including 2% or less of the Portfolio's
total  net assets in warrants that are not  listed
on  the New York Stock Exchange or American  Stock
Exchange), the Portfolio has no intention of doing
so in  the  foreseeable future.  For purposes  of
computing   the  foregoing  percentage,   warrants
acquired by the Portfolio in units or attached  to
securities will be deemed to be without value.
      In  addition, although the Income and Growth
Portfolio may buy or sell covered put and  covered
call options up to 15% of its net assets, provided
such  options are listed on a national  securities
exchange, the Portfolio does not currently  intend
to commit  more  than  5% of  its  assets  to  be
invested in or subject to put and call options.  A
"call option" gives a holder the right to purchase
a specific stock at a specified price referred to
as the "exercise price," within a specific period
of time  (usually  3, 6, or 9  months).    A  "put
option"  gives  a  holder  the  right  to  sell  a
specific  stock  at  a specified  price  within  a
specified time period.  The initial purchaser of a
call option pays the "writer" a premium, which  is
paid  at  the time of purchase and is retained  by
the   writer  whether  or  not  such   option   is
exercised.   Put  and call options  are  currently
traded  on The Chicago Board Options Exchange  and
several  other  national exchanges.  Institutions,
such  as  the  Fund, that sell (or  "write")  call
options   against   securities   held   in   their
investment portfolios retain the premium.  If  the
writer  determines not to deliver the stock  prior
to the  option's being exercised, the writer  may
purchase  in  the  secondary market  an  identical
option for the same stock with the same price  and
expiration  date in fulfillment of the obligation.
In the  event the option is exercised the  writer
must deliver the underlying stock to fulfill  the
option   obligation.   The  brokerage  commissions
associated  with  the buying and selling  of  call
options  are normally proportionately higher  than
those    associated   with   general    securities
transactions.

      The Portfolio may invest in investment grade bonds, i.e. U.S. Government obligations or bonds rated Aaa, Aa, A and Baa by Moody's Investors
Service, Inc. ("Moody's") or AAA, AA, A and BBB by Standard & Poor's ("S&P").


                    INVESTMENT RESTRICTIONS
       The   Fund   has   adopted  the   following
restrictions and fundamental policies that  cannot
be  changed  without approval  by  a  "vote  of  a
majority of the outstanding voting securities"  of
each  Portfolio affected by the change as  defined
in the Investment Company Act of 1940 (the "Act")
and Rule 18f-2 thereunder (see "Voting").
      Without  the approval of a majority  of  its
outstanding  voting  securities,  the  Income  and
Growth Portfolio may not:
     1.  With respect to 75% of its assets, invest
more  than 5% of the value of its total assets  in
any  one  issuer, except securities  of  the  U.S.
Government, its agencies or its instrumentalities;
2. Invest more than 25% of the value of its total
assets in any one industry, except that securities
of the U.S.                            Government,
its  agencies     and
instrumentalities are not considered  an  industry
for  purposes  of  this  limitation;  3.  Purchase
securities  on  margin; 4.  Make  short  sales  of
securities or maintain a short position unless  at
all  times  when  a short position  is  open,  the
Portfolio owns or has the right to obtain,  at  no
added  cost,  securities identical to  those  sold
short;  5.  Borrow money, except  as  a  temporary
measure  for extraordinary or emergency  purposes,
and then not in excess of the lesser of 10% of its
total  assets taken at cost or 5% of the value  of
its total assets; or mortgage or pledge any of its
assets,. except to secure such borrowings; 6.  Act
as an  underwriter of securities  except  to  the
extent the Fund may be deemed to be an underwriter
in connection with the sale of portfolio holdings;
7. Invest  in real estate (the purchase  by  the
Portfolio  of  securities for which  there  is  an
established  market of companies engaged  in  real
estate  activities  or investments  shall  not  be
deemed   to  be  prohibited  by  this  fundamental
investment  limitation);  8.   Purchase  or   sell
commodities;  and  9.   Make  loans,  except   the
Portfolio will purchase debt obligations, may enter into repurchase agreements and may lend its securities.

      Without  the approval of a majority  of  its
outstanding    voting    securities    the    U.S.
Government/High Quality Securities Portfolio may not:

   1.  With respect to 75% of its assets, invest
more  than 5% of the value of its total assets  in
any  one  issuer, except securities  of  the  U.S.
Government, its agencies or instrumentalities;  2.
Invest  more  than 25% of the value of  its  total
assets in any one industry, except that securities
of the                                       U.S.
Government,  its  agencies    and
instrumentalities are not considered  an  industry
for  purposes  of  this limitation;  3.   Purchase
securities  on  margin; 4.  Sell securities  short
(provided however the Portfolio may sell short  if
it maintains a segregated account of cash or U.S.
Government obligations with the Custodian, so that
the  amount  deposited in it plus  the  collateral
deposited  with  the  broker  equals  the  current
market  value of the securities sold short and  is
not  less  than the market value of the securities
at the  time  they were sold short);  5.   Borrow
money, except  from banks for temporary  purposes
and  then  in amounts not in excess of 5%  of  the
value of its assets at the time of such borrowing;
or mortgage,  pledge  or hypothecate  any  assets
except in connection with any such borrowing  and
in amounts not in excess of 7 1/2% of the value of
the  Fund's assets at the time of such borrowing.
(This borrowing provision is not  for  investment
leverage, but solely to facilitate management  of
the Portfolio  by enabling it to meet  redemption
requests   where  the  liquidation  of   portfolio
securities  is  deemed  to be  disadvantageous  or
inconvenient.) Borrowings may take the form  of  a
sale  of  portfolio securities  accompanied  by  a
simultaneous agreement as to their repurchase;  6.
Act  as an underwriter of securities except to the
extent the Fund may be deemed to be an underwriter
in connection with the sale of portfolio holdings;
7. Invest in real estate (the Portfolio, however,
will purchase  mortgage-related  securities);  8.
Purchase or sell commodities; and 9.  Make  loans,
except the  Portfolio   will   purchase    debt
obligations, may enter into repurchase agreements and may lend its securities.

      Without  the approval of a majority  of  its
outstanding voting securities the Reserve  Account
Portfolio may not:
   1.  With respect to 75% of its assets, invest
more  than  5% of its assets in the securities  of
any  one  issuer, except securities  of  the  U.S.
Government, its agencies or instrumentalities;  2.
Invest  more than 2 5% of the value of  its  total
assets in any one industry, except that securities
of the                                       U.S.
Government,  its  agencies                     and
instrumentalities are not considered  an  industry
for  purposes  of  this limitation;  3.   Purchase
securities  on margin; 4.  Sell securities  short;
5. Borrow  money except from banks for temporary
purposes  in an amount up to 10% of the  value  of
its  total  assets and may mortgage or pledge  its
assets in an amount up to 10% of the value of  its
total assets only to secure such borrowings.   The
Portfolio  will  borrow money only to  accommodate
requests  for  the  redemption  of  shares   while
effecting  an  orderly  liquidation  of  portfolio
securities or to clear securities transactions and
not  for  leveraging purposes.   This  restriction
shall not be deemed to prohibit the Portfolio from
entering  into  reverse repurchase  agreements  so
long  as  not more than 33 1/3% of the Portfolio's
total  assets  are subject to such agreements;  6.
Act  as an underwriter of securities except to the
extent the Fund may be deemed to be an underwriter
in connection with the sale of portfolio holdings;
7. Invest  in commodities; and 9.   Make  loans,
except   the   Portfolio   will   purchase    debt
obligations, may enter into repurchase agreements and may lend its securities.

      The  restrictions below are  non-fundamental
and   may  be  changed  by  the  Trustees  without
shareholder approval or ratification. Each of the Portfolios may not:

      1.   Invest more than 5% of its total assets
in   issuers  with  less  than  three   years   of
continuous    operation   (including    that    of
predecessors)  or  so-called  "unseasoned"  equity
securities  that  are  not  either  admitted   for
trading  on a national stock exchange or regularly
quoted   in  the  over-the-counter  market   (this
restriction, however, would not apply to a newly created agency or instrumentality of the U.S.
Government); 2. Purchase more than 10% of any class of the outstanding securities, or any class of voting securities, of any issuer; 3. Invest in or hold securities of an issuer if those officers and Trustees of the Fund, its Manager, or Smith
Barney owning beneficially more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer; 4.
Purchase securities of another investment company except as part of a merger, consolidation or acquisition or as permitted by Section l2(d)(l) of the Investment Company Act of 1940; 5. Have more than 15% of its net assets at any time invested in or subject to puts, calls or combinations thereof and may not purchase, sell or write options that are not listed on a national securities exchange;
6.    Invest  in
interests in oil or gas  or  other
mineral  exploration or development programs;  and
7.   The  U.S. Government/High Quality  Securities
Portfolio and the Reserve Account Portfolio each may not purchase common stocks, preferred stocks, warrants or other equity securities.

      The  foregoing percentage restrictions apply
at the  time an investment is made; a  subsequent
increase or decrease in percentage may result from
changes in values or net assets.
                    PERFORMANCE INFORMATION
      From  time to time the Fund may advertise  a
Portfolio's  total  return, average  annual  total
return,  yield and current distribution return  in
advertisements   and   other   types   of    sales
literature.  These figures are based on historical
earnings  and are not intended to indicate  future
performance.  In addition, these figures will  not
reflect  the  deduction of the  charges  that  are
imposed  on the Contracts by the Separate  Account
(see  Contract  prospectus) which,  if  reflected,
would  reduce the performance quoted.   The  total
return  shows what an investment in the  Portfolio
would have earned over a specified period of  time
(one,  five  or  ten  years)  assuming  that   all
distributions and dividends by the Portfolio were invested on the reinvestment dates during the period less all recurring fees.

      Each Portfolio's total return and average annual total return for the one and five year periods, and since each Portfolio's inception date is shown below.

Portfolio                                    Total
Returns as of 12/31/94
                          1  year          5  year
Since Inception

Income  and  Growth Portfolio              (3.12)%
54.17%                  58.30%
U.S. Gov't/High Quality (0.35)  37.33   41.46
    Securities Portfolio
Reserve Account Portfolio1.99   33.96   38.33
Portfolio                         Average   Annual
Total Returns as of 12/31/94
                          1  year          5  year
Since Inception

Income  and  Growth Portfolio              (3.12%)
8.13%                    8.79%
U.S. Gov't/High Quality (0.35)   6.55    6.61
    Securities Portfolio
Reserve Account Portfolio1.99    6.02    6.18


       Each  Portfolio's  yield  is  computed   by
dividing the net investment income per share earned during a specified thirty day period by the net asset value per share on the last day of such period and annualizing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term fixed income obligation in the portfolio; income on short-term obligations is based on current payment rate.

      The  Fund  calculates  current  distribution
return   for   each  Portfolio  by  dividing   the
distributions  from  investment  income   declared
during  the most recent twelve months by  the  net
asset  value  on  the last day of the  period  for
which  current  distribution return is  presented.
From  time  to  time,  the Fund  may  include  its
current   distribution   return   in   information
furnished to present or prospective shareowners.

   A Portfolio's current distribution return may
vary   from  time  to  time  depending  on  market
conditions,  the  composition  of  its  investment
portfolio  and operating expenses.  These  factors
and  possible differences in the methods  used  in
calculating current distribution return,  and  the
charges that are imposed on the Contracts  by  the
Separate   Account,  should  be  considered   when
comparing   a   Portfolio's  current  distribution
return  to  yields published for other  investment
companies and other investment vehicles.   Current
distribution  return  should  also  be
considered relative   to   changes  in  the
value   of      the
Portfolio's  shares  and to the  risks
associated with  the  Portfolio's  investment
objective  and policies.   For  example,  in
comparing   current distribution   returns  with
those   offered   by Certificate of Deposit
("CDs"), it should be noted that  CDs are
insured (up to $100,000) and offered a  fixed
rate of return.  Returns of the  Reserve Account
Portfolio  may  from  time  to  time   be
compared with returns of money market funds measured by Donoghue's Money Fund Report, a widely distributed publication on money market funds.

      Performance  information may  be  useful
in evaluating a Portfolio and for a providing a
basis for  comparison with other financial
alternatives. Since the performance of each
Portfolio changes in response  to  fluctuations
in  market  conditions, interest   rate   and
Portfolio       expenses,   no
performance  quotation  should  be  considered
a representation  as to the Portfolio's
performance for any future period.
                DETERMINATION OF NET ASSET VALUE
     The net asset value of each Portfolio's share
will  be  determined on any day that the New  York
Stock  Exchange  is  open.   The  New  York  Stock
Exchange is closed on the following holidays:  New
Year's  Day,  Washington's Birthday, Good  Friday,
Memorial   Day,  Independence  Day,   Labor   Day,
Thanksgiving Day and Christmas Day.


                      REDEMPTION OF SHARES
      Redemption payments shall be made wholly in cash unless the Trustees believe that economic conditions exist that would make such a practice detrimental to the best interests of the Fund and its remaining shareowners. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Valuation of Shares" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.


                           CUSTODIAN
      Portfolio securities and cash owned  by  the
Fund are held in the custody of PNC Bank, National
Association,    17th    and   Chestnut    Streets,
Philadelphia,    Pennsylvania    19103    (foreign
securities, if any, will be held in the custody of The Chase Manhattan Bank, N.A.).


                      INDEPENDENT AUDITORS

      KPMG Peat Marwick LLP, 345 Park Avenue,  New
York, New York 10154, have been selected as independent auditors for the Fund for its fiscal year ending December 31, 1995 to audit and report on the financial statements of the Fund and to perform required reviews of certain filings with the Commission.

                            THE FUND
      Pursuant  to the Declaration of  Trust,  the
Trustees  have  authorized the issuance  of  three
series of shares, each representing shares in  one
of three  separate Portfolios -  the  Income  and
Growth Portfolio, the U.S. Government/High Quality
Securities  Portfolio  and  the  Reserve   Account
Portfolio.    Pursuant  to  such  authority,   the
Trustees  may  also  authorize  the  creation   of
additional series of shares and additional classes
of shares within any series (which would be  used
to distinguish  among  the  rights  of  different
categories  of shareholders, as might be  required
by future   regulations  or   other   unforeseen
circumstances).    The   investment    objectives,
policies and restrictions applicable to additional
Portfolios would be established by the Trustees at
the  time such Portfolios were established and may
differ from those set forth in the Prospectus  and
this Statement of Additional Information.  In  the
event of liquidation or dissolution of a Portfolio
or of the Fund, shares of a Portfolio are entitled
to receive the assets belonging to that Portfolio
and  a proportionate distribution, based  on  the
relative net assets of the respective Portfolios,
of   any general  assets  not  belonging  to  any
particular   Portfolio  that  are  available   for
distribution.

      The Declaration of Trust may be amended only
by a  "majority  shareholder  vote"  as  defined
therein, except for certain amendments that may be
made  by  the Trustees.  The Declaration of  Trust
and  the By-Laws of the Fund are designed to  make
the   Fund   similar  in  most   respects   to   a
Massachusetts business corporation.  The principal
distinction  between  the  two  forms  relates  to
shareowner   liability  described  below.    Under
Massachusetts law, shareowners of a business trust
may,   under   certain  circumstances,   be   held
personally  liable as partners for the obligations
of the  trust,  which  is not  the  case  with  a
corporation.  The Declaration of Trust of the Fund
provides that shareowners shall not be subject  to
any personal liability for the acts or obligations
of the  Fund  and that every written  obligation,
contract,  instrument or undertaking made  by  the
Fund  shall contain a provision to the effect that
the   shareowners   are  not   personally   liable
thereunder.

      Special  counsel for the  Fund  are  of  the
opinion that no personal liability will attach  to
the  shareowner  under any undertaking  containing
such   provision  when  adequate  notice  of  such
provision  is  given, except  possibly  in  a  few
jurisdictions.   With  respect  to  all  types  of
claims  in  the  latter  jurisdictions  and   with
respect to tort claims, contract claims where  the
provision   referred  to  is  omitted   from   the
undertaking,   claims  for   taxes   and   certain
statutory  liabilities in other  jurisdictions,  a
shareowner  may be held personally liable  to  the
extent that claims are not satisfied by the  Fund;
however,  upon  payment of any such liability  the
shareowner will be entitled to reimbursement  from
the  general  assets  of the Fund.   The  trustees
intend to conduct the operations of the Fund, with the advice of counsel, in such a way so as to avoid, as far as possible, ultimate liability of the shareowners for liabilities of the Fund.

      The  Declaration  of Trust further  provides
that  no trustee, officer or employee of the  Fund
is liable to the Fund or to a shareowner,  except
as such  liability may arise from his or its  own
bad faith, willful misfeasance, gross negligence,
or reckless disregard of his or its duties, nor is
any Trustee, officer or employee personally liable
to any  third  persons  in  connection  with  the
affairs  of the Fund.  It also provides  that  all
third  persons  shall  look  solely  to  the  Fund
property   or  the  property  of  the  appropriate
Portfolio  of the Fund for satisfaction of  claims
arising in connection with the affairs of the Fund
or a particular Portfolio, respectively.  With the
exceptions  stated,  the  Declaration   of   Trust
provides  that a Trustee, officer or  employee  is
entitled  to be indemnified against all  liability
in connection with the affairs of the Fund.
     The Fund shall continue without limitation of
time  subject to the provisions in the Declaration
of Trust    concerning termination of the trust  or
any
of  the series of the trust by action of  the
shareowners  or  by  action of the  Trustees  upon
notice to the shareowners.
      The term "Smith Barney" in the title of  the
Fund  has  been  adopted by  permission  of  Smith
Barney and is subject to the right of Smith Barney
to elect that the Fund stop using the term in any
form or combination of its name.
                     MANAGEMENT AGREEMENTS
       The   Trustees  are  responsible  for   the
direction  and supervision of the Fund's  business
and   operations.   Smith  Barney   Mutual   Funds
Management Inc. (the"Manager") manages the day  to
day   operations  of  Portfolio  pursuant   to   a
management agreement entered into by the Fund on behalf of each Portfolio.

      The  Manager  provides each  Portfolio  with
advice   and  assistance  with  respect   to   the
acquisition, holding or disposal of securities and
recommendations with respect to other  aspects  of
the  business  and affairs of each  Portfolio  and
furnishes   each   Portfolio   with   bookkeeping,
accounting  and  administrative  services,  office
space  and  equipment, and  the  services  of  the
officers  and employees of the Fund.   By  written
agreement   Smith  Barney's  Research  and   other
departments  and  staff will furnish  the  Manager
with  information, advice and assistance and  will
be available  for  consultation  on  the  Fund's
Portfolios,   thus  Smith  Barney  may   also   be
considered  an  investment adviser  to  the  Fund.
Smith  Barney's  services  are  paid  for  by  the
Manager;  there is no charge to the Fund for  such
services.   For  the  services  provided  by   the
Manager,  the  Fund pays the Manager monthly  fees
equal  to  1/12 of .60% of the average  daily  net
assets of the Income and Growth Portfolio and 1/12
of .45%  of the average daily net assets  of  the
U.S.
Government/High Quality  Portfolio  and  the
Reserve Account Portfolio.  The Manager has agreed
to  waive its fee to the extent that the aggregate
expenses  of any  Portfolio exclusive  of  taxes,
brokerage, interest  and extraordinary  expenses,
such  as litigation and indemnification expenses,
exceed 1% of the average daily net assets for  any
fiscal  year of the Portfolio.  The 1%  voluntary
expense limitation shall be in effect until it  is
terminated by  notice  to  shareowners      and
by
supplement to the then current prospectus.

      For  the  years  1992,  1993  and  1994  the
management fee for the Income and Growth Portfolio
was $149,436, $172,583 and $176,531, respectively;
for  the  years 1992, 1993 and 1994 the management
fee for U.S. Government/High Quality Portfolio was
$18,115, $24,973 and $23,445 respectively, and for
the  years 1992, 1993 and 1994 the management  fee
for  the  Reserve  Account Portfolio  was  $3,335,
$10,894 and $10,556, respectively.
      The  Management Agreement for  each  of  the
Fund's Portfolios provides that all other expenses
not  specifically assumed by the Manager under the
Management  Agreement on behalf of  the  Portfolio
are  borne by the Fund.  Expenses payable  by  the
Fund  include, but are not limited to, all charges
of custodians  (including sums as  custodian  and
sums for  keeping books and for  rendering  other
services to  the  Fund) and shareowner  servicing
agents, expenses  of preparing and  printing  its
prospectuses, proxy material, reports and  notices
sent  to shareowners, all expenses of shareowners'
and  Trustees' meetings, filing fees and  expenses
relating to the registration statements), fees  of
auditors and legal counsel, out-of-pocket expenses
of Trustees  and  fees of Trustees  who  are  not
"interested  persons"  as  defined  in  the   Act,
interest,  taxes and governmental fees,  fees  and
commissions  of  every kind,  expenses  of  issue,
repurchase  or  redemption  of  shares,  insurance
expense,  association membership dues,  all  other
costs   incident  to  the  Fund's  existence   and
extraordinary  expenses  such  as  litigation  and
indemnification expenses.  Direct expenses of each
Portfolio  of the Fund, including but not  limited
to the respective management fees, are charged to
that Portfolio,  and general trust  expenses  are
allocated  among the Portfolios on  the  basis  of
relative   net  assets.   No  sales  or  promotion
expenses are incurred by the Fund, but expenses incurred in complying with laws regulating the issue or sale of the Fund's shares, which are paid by the Fund, are not deemed sales or promotion expenses.

      Smith Barney distributes shares of the  Fund
as principal underwriter.  In addition, brokerage
is allocated to Smith Barney, provided  that,  in
the judgment  of the Trustees of  the  Fund,  the
commission, fee or other remuneration received  or
to be received   by  Smith  Barney  (or  any
broker/dealer  affiliate of Smith Barney  that  is
also  a  member  of  a  securities  exchange)   is
reasonable  and  fair compared to the  commission,
fee   or  other  remuneration  received  by  other
brokers in connection with comparable transactions
involving  similar securities being  purchased  or
sold  on a securities exchange during the same  or
comparable  period  of time.        The  Fund
normally
     expects  to  allocate to Smith Barney between
     50% and  60%  of  the  Income and  Growth
     Portfolio's transactions to be executed for
     such account on an agency  basis.   In all
     trades to
     be  directed  to Smith  Barney, the Fund has
     been assured that  its orders  will  be
     accorded  priority  over   those received from
     Smith Barney for its own account  of for  any
     of its directors, officers or employees. It
     may be  expected  that the  preponderance  of
     transactions   in   the  Government/High
     Quality
   Portfolio  and the Reserve Account Portfolio
will
     be  principal transactions, and the Fund will
     not deal with Smith Barney in any transaction
     in which Smith Barney acts as principal.
           During fiscal year 1994 the total amount
     of commissionable   transactions   was
     $27,552,189, $6,920,472 (25.12%) of which was
     directed to Smith Barney  and  executed by
     unaffiliated brokers  and $20,631,717
     (74.88%) of which  was  directed  to other
     brokers. Shown below are the total brokerage
     fees  paid by the Fund for each of the past
     three years   on behalf  of  the  Income  and
     Growth Portfolio,
     the portion paid to Smith Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order.




Commissions
                                                             To
                                                            Others
                                                            For
                                                            Execution
                                                            and
                                         For  Execution
     Only                    Research and

                    Statistical Total        To Smith Barney To
                    Others
     Services

     1992               $56,655     $20,931       36.9%
     $  -0-           -0-%       $35,724     63.1%
     1993               $68,901     $21,054       30.6%
     $  -0-           -0-%       $47,847     69.4%
     1994               $41,480     $11,730       28.2%
     $  -0-           -0-%       $29,750     71.8%

     The  Board  of Directors of the Fund  has  adopted
     certain policies and procedures incorporating
    the standard  of  Rule l7e-l issued by the
     Securities and Exchange  Commission  under
     the Act  which
     requires that the commissions paid to Smith
     Barney must  be  "reasonable  and fair
     compared to  the commission, fee or other
     remuneration
     received  or to be received by other brokers
     in connection with comparable    transactions
     involving    similar securities  during a
     comparable period  of  time." The  Rule  and
     the  policy  and  procedures  also contain
     review  requirements  and  require  the
     Manager  to  furnish  reports  to  the  Board
     of Directors  and  to maintain records in
     connection
with such reviews.
                         VOTING RIGHTS
           The  Trustees themselves have the power
to alter the number and the terms of office of the
trustees, and they may at any time lengthen  their
own   terms  or  make  their  terms  of  unlimited
duration  (subject to certain removal  procedures)
and appoint their own successors, provided that in
accordance  with  the  Act  always  at   least   a
majority,   but  in  most  instances,   at   least
two-thirds  of the Trustees have been  elected  by
the  shareowners of the Fund.  Shares do not  have
cumulative voting rights and therefore the  owners
of  more than 50% of the outstanding shares of the
Fund may elect all of the Trustees irrespective of
the  votes  of other shareowners.  Shares  of  the
Fund  entitle their owners to one vote per  share;
however, on any matter submitted to a vote of  the
shareowners, all shares then entitled to vote will
be voted by individual Portfolio unless otherwise
required by the Investment Company Act of 1940 (in
which  case  all  shares  will  be  voted  in  the
aggregate).   For example, a change in  investment
policy for a Portfolio would be voted upon only by
shareowners    of    the    Portfolio    involved.
Additionally,   approval   of   each   Portfolio's
management  agreement is a matter to be determined
separately  by  that  Portfolio.   Approval  of  a
proposal  by  the shareowners of one Portfolio  is
effective  as  to that Portfolio  whether  or  not
enough votes are received from the shareowners  of
the other Portfolio to approve the proposal as  to
that  Portfolio.  As of April 10, 1995, Nationwide
Life  Insurance Co. owned 2,047,002 (100%) of  the
outstanding  shares  of  the  Income  and   Growth
Portfolio,  372,388.  (100%)  of  the  outstanding
shares   of   the  U.S.  Government/High   Quality
Securities Portfolio, and 184,986. (100%)  of  the
outstanding   shares   of  the   Reserve   Account
Portfolio.


                      FINANCIAL STATEMENTS
   The following financial information is hereby
incorporated  by reference to the Fund's  December
31,  1994 Annual Report to Shareholders a copy  of
which   is   furnished  with  this  Statement   of
Additional Information:

            Independent Auditors' Report
           Statements  of  Assets and
Liabilities dated December 31, 1994
           Schedules of Investments dated
December 31, 1994
           Statements of Operations for  the
year ended December 31, 1994
           Statements of Changes in Net Assets
for
the years ended December 31, 1994 and 1993
           Notes to Financial Statements
          Financial Highlights
        APPENDIX - RATINGS OF FIXED INCOME
OBLIGATIONS

BOND (AND NOTE) RATINGS

Moody's Investor Service, Inc.

      Aaa  - Bonds that are rated "Aaa" are judged
to  be  of  the  best  quality.   They  carry  the
smallest  degree  of  investment  risk   and   are
generally  referred to as "gilt  edge".   Interest
payments  are  protected  by  a  large  or  by  an
exceptionally  stable  margin  and  principal   is
secure.  While the various protective elements are
likely   to  change,  such  changes  as   can   be
visualized   are  most  unlikely  to  impair   the
fundamentally strong position of such issues.

      Aa - Bonds that are rated "Aa" are judged to
be of  high  quality by all standards.    Together
with  the  "Aaa"  group  they  comprise  what  are
generally  known  as high grade bonds.   They  are
rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in "Aaa" securities.

      A  -  Bonds that are rated "A" possess  many
favorable  investment attributes  and  are  to  be
considered  as  upper  medium  grade  obligations.
Factors  giving security to principal and interest
are  considered  adequate  but  elements  may   be
present   that   suggest   a   susceptibility   to
impairment sometime in the future.

       Baa  -  Bonds  that  are  rated  "Baa"  are
considered as medium grade obligations, i.e., they
are  neither highly protected nor poorly  secured.
Interest  payments and principal  security  appear
adequate  for  the present but certain  protective
elements    may    be   lacking    or    may    be
characteristically  unreliable  over   any   great
length  of  time.   Such  bonds  lack  outstanding
investment  characteristics  and  in   fact   have
speculative characteristics as well.

Standard & Poor's Corporation

   AAA - Debt rated "AAA" has the highest rating unsigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A  - Debt rated "A" has a strong capacity to
pay  interest and repay principal although  it  is
somewhat  more susceptible to the adverse  effects
of
changes   in   circumstances   and        economic
conditions than debt in higher rated categories.

      BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


     COMMERCIAL PAPER RATINGS
     Moody's Investors Services, Inc.
            Issuers   rated   "Prime-1"   (or
related
     supporting institutions) have a superior
     capacity for
     repayment    of    short-term    promissory
     obligations.   Prime-1  repayment  capacity
     will normally    be   evidenced   by   the
     following characteristics:  leading market
     positions in well established  industries;
     high rates of  return  on
     funds    employed;   conservative
capitalization
     structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation;
     wellestablished access to a range of financial markets and assured sources of alternate liquidity.

          Issuers rated "Prime-2 (or related
     supporting institutions) have a strong
     capacity for repayment of  short-term
     promissory obligations.  This  will normally
     be evidenced   by   many     of    the
     characteristics  cited  above  but  to  a
     lesser degree.   Earnings  trends  and
     coverage ratios, while  sound,  will be more
     subject to variation. Capitalization
     characteristics, while          still
     appropriate,  may  be  more
     affected  by  external conditions.       Ample
     alternate   liquidity    is
     maintained.

     Standard & Poor's Corporation

           A-1  -  This designation indicates that
     the degree  of  safety  regarding  timely
     payment  is either  overwhelming or very
     strong. Those issues determined   to   possess
     overwhelming    safety characteristics will be
     denoted with  a  plus  (+) sign designation.

           A-2  - Capacity for timely payment on
     issues with  this  designation is strong.
     However, the relative degree of safety is not as high as for issues designated A-1.
THE THREE (3) GRAPHS IN THIS DOCUMENT CAME FROM
          SBHU7X29.PRE - MDGSMITH BARNEY VARIABLE
          ACCOUNT FUNDS

                    SEMI-ANNUAL REPORT
                       June 30, 1995
 This report is authorized for distribution to
                     shareholders and to others
                     only
 when accompanied or preceded by a current prospectus of the
                               Fund.
              SMITH BARNEY VARIABLE ACCOUNT FUNDS

                  INCOME AND GROWTH PORTFOLIO

 Historical
Performance
              Net Asset
                Value
Period Ended  Beginning  End of   Income    Capital     Total
              of Period  Period  Dividend    Gain
              Returns(1)
                                    s Distributi
                                              ons
6/30/95          $13.05   $14.35    $0.00       $0.00
9.96%
12/31/94          14.93    13.05     0.39        1.02
(3.12)
12/31/93          14.36    14.93     0.58        1.45
18.61
12/31/92          13.76    14.36     0.50        0.48
11.48
12/31/91          10.93    13.76     0.58        0.00
31.34
12/31/90          12.66    10.93     0.66        0.00
(8.37)
Inception* to     12.50    12.66     0.18        0.00
2.68
12/31/89
Total                               $2.89       $2.95
It is the Fund's policy to distribute dividends and capital gains, if any, annually.


 Average Annual Total Return

Six Months Ended 6/30/95(1)(2)             9.96%
Year Ended 6/30/95(1)                      10.84
Five Years Ended 6/30/95(1)                11.12 Inception* to
6/30/95(1)                    9.77
Cumulative Total Return                                    74.07
(Inception* to 6/30/95)(1)


(1)Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect expenses associated with the subaccount such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

(2)Represents total return for the period from January 1, 1995 through June 30, 1995, not annualized.

* The  inception date for the Income and Growth Portfolio is July
  20, 1989.
              SMITH BARNEY VARIABLE ACCOUNT FUNDS
                  INCOME AND GROWTH PORTFOLIO
 Historical
Performance

            Growth of $10,000 Invested in Shares
of
                          the Income and Growth Portfolio vs.
                          S&P 500 Index (unaudited)
                    July 1989 - June 1995

 Hypothetical illustration of $10,000 invested on July 20, 1989, assuming reinvestment of dividends and capital gains at net asset value through June 30, 1995. The S&P 500 is an index of widely held common stocks listed on the New York and American
 Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and
 trading expenses of a mutual fund.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.
             SMITH BARNEY VARIABLE ACCOUNT FUNDS

      U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO

 Historical
Performance
             Net Asset
               Value
Period Ended Beginning     End of   Income     Capital
Total
             of Period     Period  Dividends    Gain
Returns
                                             Distributio
                                                 (1) ns
6/30/95          $12.46     $13.82     $0.00       $0.00
10.91%
12/31/94          13.35      12.46      0.84        0.00
(0.35)
12/31/93          13.44      13.35      0.87        0.02
5.91
12/31/92          13.45      13.44      0.89        0.05
6.91
12/31/91          12.74      13.45      0.87        0.02
12.58
12/31/90          12.54      12.74      0.82        0.00
8.11
Inception*        12.50      12.54      0.34        0.00
3.01
to 12/31/89
Total                                  $4.63       $0.09
It is the Fund's policy to distribute dividends and capital gains, if any, annually.


 Average Annual Total Return

Six Months Ended 6/30/95(1)(2)            10.91%
Year Ended 6/30/95(1)
11.95
Five Years Ended 6/30/95(1)
8.13
Inception* to 6/30/95(1)
7.91
Cumulative Total Return
56.90
(Inception* to 6/30/95)(1)


(1) Assumes reinvestment of all dividends and capital gain
  distributions at net asset value and does not reflect expenses associated with the subaccount such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

(2)        Represents total return for the period from
January
1,
  1995 through June 30, 1995, not annualized.
* The   inception  date  for  the  U.S.  Government/High
Quality
  Securities Portfolio is July 31, 1989.
             SMITH BARNEY VARIABLE ACCOUNT FUNDS

      U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO
 Historical
Performance

            Growth of $10,000 Invested in Shares of
            U.S. Government/High Quality Securities
            Portfolio vs. Lehman Brothers GNMA
            Mutual Fund Index
                          (unaudited)
2
                     July 1989 - June 1995
  Hypothetical  illustration of $10,000  invested  on  July
31,
   1989,  assuming reinvestment of dividends and capital
                           gains
at
net  asset value through June 30, 1995. The Lehman Brothers
GNMA
Mutual  Fund Index is composed of 15-year and 30-year fixed-
rate
  securities  backed by mortgage pools of the Government
National
Mortgage  Association.   The  index  is  unmanaged  and  is
not
 subject to the same management and trading expenses of a mutual fund.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate,  and redemption value may be more or  less
                              than the
  original cost.  No adjustment has been made for
                              shareholder tax
 liability on dividends or capital gains.

             SMITH BARNEY VARIABLE ACCOUNT FUNDS
                  RESERVE ACCOUNT PORTFOLIO
 Historical
Performance
               Net Asset
                 Value
Period Ended   Beginning  End of   Income    Capital
Total
             of Period  Period  Dividen     Gain
                                     Returns(1) ds
                                     Distributi
                                               ons
6/30/95           $12.39   $13.08    $0.00      $0.00
5.57%
12/31/94           12.75    12.39     0.58       0.03
1.99
12/31/93           12.86    12.75     0.69       0.01
4.59
12/31/92           13.08    12.86     0.78       0.07
4.82
12/31/91           12.66    13.08     0.90       0.03
10.64
12/31/90           12.55    12.66     0.93       0.00
8.30
Inception* to      12.50    12.55     0.36       0.00
3.26
12/31/89
Total                                $4.24      $0.14
It is the Fund's policy to distribute dividends and capital gains, if any, annually.


 Average Annual Total Return

Six Months Ended 6/30/95(1)(2)             5.57%
Year Ended 6/30/95(1)
7.33
Five Years Ended 6/30/95(1)
6.52
Inception* to 6/30/95(1)
6.61
Cumulative Total Return
46.03
(Inception* to 6/30/95)(1)


(1) Assumes reinvestment of all dividends and capital gain
  distributions at net asset value and does not reflect expenses associated with the subaccount such as administrative fees, account charges, and surrender charges which, if reflected, would reduce the performance shown.

(2) Represents total return for the period from January 1,
  1995 through June 30, 1995, not annualized.
    *The  inception date for shares of the Reserve Account
                           Portfolio
  is August 2, 1989.
             SMITH BARNEY VARIABLE ACCOUNT FUNDS

                  RESERVE ACCOUNT PORTFOLIO

 Historical
Performance
          Growth of $10,000 Invested in Shares of
      the Reserve Account Portfolio vs. Salomon
                     Brothers 1-Year Treasury Index
                          (unaudited)

                  August 1989 - June 1995
3



  Hypothetical illustration of $10,000 invested on August 2,
   1989,  assuming reinvestment of dividends and capital
                           gains
at
    net  asset value through June 30, 1995. The Salomon
                         Brothers
1-
 Year  Treasury  Index  is composed of one 1-year  United
States
 Treasury Bond ("Bond") which is used to track the Bond's return until its maturity. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

            SMITH BARNEY VARIABLE ACCOUNT FUNDS
                  INCOME AND GROWTH
PORTFOLIO
                    Schedules of
                         Investments June
                         30, 1995
                        (unaudited)


          SHARES
VALUE
COMMON STOCKS - 90.2%
Aerospace Manufacturing - 5.0%
    30,000  AAR Corp.
$536,250
    11,000  Daimler-Benz Aktieng ADS
507,375
     5,000  United Technologies Corp.
390,625

1,434,250
Aluminum - 1.4%
     8,000  Reynolds Metal Co.
414,000
Broadcast Media - 2.0%
    14,014  Times Mirror Co.
334,584
    12,306  Cox Communications Inc.
238,429

573,013
Chemicals - 7.5%
    10,000  Air Products and Chemicals
557,500
     8,000  Dow Chemical Co.
575,000
    40,000  Lawter International Inc.
480,000
     6,000  Monsanto Co.
540,750

2,153,250 Conglomerates -                               3.1%
    20,000  Alexander & Baldwin Inc.
445,000
    10,000  Tenneco Inc.
460,000

905,000
Data Processing: Office Equipment - 6.2%
    10,000  International Business Machines Corp.
960,000
     4,000  Xerox Corp.
469,000
    25,000  MacNeal Schwendler Corp.
350,000

1,779,000 Electric Utilities - 5.1%
    20,000  Peco Energy Co. .
552,500
    20,000  Pinnacle West Capital
490,000
    10,000  Houston Industries Inc.
421,250

1,463,750 Electrical  Equipment - 6.7%
    14,000  General Electric Co.
789,250
    10,000  Emerson Electric Co.
715,000
    10,000  Honeywell Industries Inc.
431,250

1,935,500
                 See Notes to Financial Statements.
Energy Oil Integrated:  International - 8.7%
    10,000  Chevron Corp.
$466,250
    11,000  Mobil Corp.
1,056,000
    10,000  Texaco Inc.
656,250
    10,000  Philips Petroleum Co.
333,750

2,512,250 Financial Services - 8.0%
    27,000  Commonwealth Bank of Australia
535,661
    10,000  Chase Manhattan Bank
470,000
    10,000  First Interstate Bancorp.
802,500
    10,000  Household International Inc.
495,000

2,303,161 Insurance Multi-line - 5.2%
    10,000  Lincoln National Corp.
437,500
    10,000  Marsh & McLennan Co.
811,250
    10,000  Provident Life and Insurance Co. of America
232,500
                                                        1,481,250
Machinery - Diversified - 3.0%
     5,000  Deere & Co.                                  428,125
    30,000  Gorman-Rupp Co.
435,000

863,125 Mining - 2.0%
    15,000  Cleveland Cliffs Inc.                        577,500

Oil Well Equipment & Services - 2.5%
    20,000  Dresser Industries Inc.                      445,000
    20,000  TransCanada Pipelines Ltd.                   267,500
                                                         712,500
Paper Products - 4.7%
     8,000  International Paper Co.                      686,000
    15,000  Westvaco Corp.                               663,750

1,349,750
Photography - 3.8%
     18,000  Eastman Kodak Co.                           1,091,250
                See Notes to Financial Statements.
Pollution Control - 2.7%
    15,000  Clarcor Inc.                                $343,125
    15,000  WMX Technologies Inc.                        425,625
                                                         768,750
Retail - General Merchandising - 3.3%
     5,000  Avon Inc.                                    335,000
    10,000  Sears Roebuck & Co.                          598,750
                                                         933,750
Telephone - 2.5%
    12,000  BCE Inc.                                     385,500
    10,000  GTE Inc.                                     341,250
                                                         726,750
Transportation - Railroad - 3.6%
    20,000  Arnold Industries Inc.                       350,000
    20,000  Illinois Central Corp.                          690,000
                                                          1,040,000
Miscellaneous - 3.2%
    20,000  Armorall Products Corp.
345,000
     7,000  Crescent Real Estate Equities Inc.           223,125
    10,000  Seagram Co. Ltd.                             346,250

914,375

            TOTAL COMMON STOCKS (Cost - $22,643,700)    25,932,174
PREFERRED STOCKS - 5.4%
Airlines - 0.1%
       200  Delta Airlines Corp.                          11,700
Broadcast Media - 0.5%
     5,986  Times Mirror Co., Series B                   142,916

Health Care - 0.7%
     8,500  FHP International Corp.                      201,875

Metals and Mining - 1.2%
    10,000  Freeport McMoran Copper & Gold "B"           356,250



               See Notes to Financial Statements.
Telephone - 2.9%
    20,000  LCI International Exchange                  $835,000

            TOTAL PREFERRED STOCKS (Cost - $1,272,005)
1,547,741

    FACE
   AMOUNT

CONVERTIBLE DEBENTURES - 2.6%

Energy - 1.2%
   $400,000 Oryx Energy, 7.500% due 5/15/14              352,500

Furniture - 1.4%
   400,000  Pier 1 Imports, 6.875% due 4/1/02            400,500
            TOTAL CONVERTIBLE DEBENTURES (Cost - $993,500)
752,500 REPURCHASE AGREEMENT - 1.8%
    527,000  Goldman Sachs, 5.947% due 07/03/95; Proceeds
at
maturity -
            $527,261; (Fully collateralized by U.S. Treasury
Notes, 6.625%
             due  3/31/97; Market value - $537,540  (Cost
$527,000)      527,000
            TOTAL INVESTMENTS - 100%
            (Cost - $25,436,205+)
$28,759,415
               See Notes to Financial Statements.
              SMITH BARNEY VARIABLE ACCOUNT
      FUNDS U.S. GOVERNMENT / HIGH QUALITY
      SECURITIES
PORTFOLIO

              Schedules of Investments
                        (continued) June 30,
                        1995
                         (unaudited)


    FACE                            COUPON
   AMOUNT                            RATE
MATURITY*
VALUE

U.S. GOVERNMENT AND GOVERNMENT
   AGENCY OBLIGATIONS - 86.8%
 $400,000  Federal Home Loan Bank    6.850%  2/25/97   $404,956
  500,000  Federal National Mortgage Assoc.               6.270
4/01/99
496,495
  494,943  GNMA Certificates I       7.000   7/15/24    487,825
  470,599  GNMA Certificates I       7.500   2/15/24    473,978
  186,953  GNMA Certificates I       8.000   6/15/17    191,684
  341,850  GNMA Certificates I       8.500   3/15/20    355,415
  343,649  GNMA Certificates I       9.000  10/15/19    361,368
   70,314  GNMA Certificates I      10.000   3/15/20
76,686
  700,000  U.S. Treasury Bond        7.250   5/15/16
743,659
  500,000  U.S. Treasury Note        6.500   4/30/99    508,880
  250,000  U.S. Treasury Note        7.250   5/15/04
267,143


           TOTAL U.S. GOVERNMENT AND GOVERNMENT
            AGENCY OBLIGATIONS (Cost - $4,102,401)
4,368,089


CORPORATE NOTES - 9.0%
  200,000  Mobil Corp.               6.500  12/17/96
200,750
  250,000  Shell Oil Corp.           6.950  12/15/98
255,000

           TOTAL CORPORATE NOTES
           (Cost - $464,472)
455,750
REPURCHASE AGREEMENT - 4.2%
           211,000Goldman   Sachs,   5.947%   due   7/03/95;
           Proceeds at maturity -
            $211,105; (Fully collateralized by U.S. Treasury
Notes, 6.625%
            due  3/31/97; Market value - $215,318)  (Cost
$211,000)                                      211,000
           TOTAL INVESTMENTS - 100%
           (Cost - $4,777,873+)
$5,034,839

             See Notes to Financial Statements.
              SMITH BARNEY VARIABLE ACCOUNT
                   FUNDS RESERVE ACCOUNT PORTFOLIO

              Schedules of Investments
                         (continued) June 30,
                         1995
                          (unaudited)


    FACE                            COUPON
   AMOUNT                            RATE    MATURITY*   VALUE
U.S. GOVERNMENT AND GOVERNMENT  AGENCY OBLIGATIONS - 80.6%
 $250,000  Federal Farm Credit Bank  4.090%  2/05/96$
247,560
  250,000  Federal Home Loan Bank Notes                   8.250
11/25/96
257,593
  500,000  Federal National Mortgage Assoc.               7.010
3/21/97
503,520
  400,000  U.S. Treasury Note        6.000   6/30/96    401,096
  500,000  U.S. Treasury Note        6.380   1/15/99
506,980


           TOTAL U.S. GOVERNMENT AND GOVERNMENT
         AGENCY OBLIGATIONS (Cost - $1,869,641)      1,916,749


CORPORATE NOTES - 16.8%

  100,000  Assoc. Corp. N.A.         6.125   2/01/98     99,875
  100,000  Mobil Corp.               6.500  12/17/96
100,375
  100,000  Shell Oil                 6.000   1/15/97
99,875
  100,000  Union Pacific             6.480   2/01/97
100,500


           TOTAL CORPORATE NOTES
           (Cost - $396,030)
400,625
REPURCHASE AGREEMENT - 2.6%

     61,000   Goldman Sachs, 5.947% due 7/03/95; Proceeds  at
maturity -
            $61,030; (Fully collateralized by U.S.  Treasury
Notes, 6.625%
            due  3/31/97;  Market value - $62,248)  (Cost
$61,000)           61,000
           TOTAL INVESTMENTS - 100%
           (Cost - $2,326,671+)                     $
2,378,374
        * Date shown represents the last in the range of maturity dates of mortgage obligations only.
       +    Aggregate cost for Federal income tax purposes is
  substantially the same.


              See Notes to Financial Statements.
                           SMITH BARNEY VARIABLE ACCOUNT FUNDS
                           Statements of Assets and
                           Liabilities
                                      June 30, 1995
                               (unaudited)
                                                           U.S. Government/
                                            Income and       High Quality
                                            Reserve
Account
                                         Growth PortfolioSecurities Portfolio
Portfolio
ASSETS:
 Investments, at value (Cost - $25,436,205,
   $4,777,873 and $2,326,671, respectively)  $28,759,415       $5,034,839
$2,378,374
        Cash                                                                 653
699                                          640
 Dividends and interest receivable             73,304         0     38,871
 Receivable for securities sold                     0           45,555   0
 Other assets                                     287               43  38
Total Assets                               28,833,659        5,081,136
2,417,923

LIABILITIES:
 Management fees payable                       15,353      1,874        850
 Accrued expenses and other liabilities        39,453      13,678      9,063
 Total Liabilities                             54,806     15,552      9,913
Total Net Assets                             $28,778,853       $5,065,584
$2,408,010

NET ASSETS:
 Par value of shares of beneficial interest  $  2,006          $   366         $
184
 Capital paid in excess of par value         25,391,964        4,687,149
2,287,116
 Undistributed net investment income          393,552     161,317     60,411
Accumulated net realized gain (loss) on investments  (331,879)       (40,214)
8,596
 Net unrealized appreciation of investments  3,323,210    256,966     51,703
Total Net Assets                             $28,778,853   $5,065,584
$2,408,010

Shares of beneficial interest outstanding (unlimited
shares authorized of $.001 par value)       2,006,12  366,453         184,069

Net asset value and redemption price per share $14.35      $13.82     $13.08
                    SMITH BARNEY VARIABLE ACCOUNT FUNDS

                        Statements of Operations
                  For the Six Months Ended June 30, 1995
                                (unaudited)

                                                           U.S. Government/
                                       Income and       High Quality Reserve
Account
                                         Growth PortfolioSecurities Portfolio
Portfolio
INVESTMENT INCOME:
 Interest                               $88,957          $181,374    $70,294
 Dividends                                    411,482       0           0
Total Investment Income                      500,439          181,374
70,294

EXPENSES
 Management fees (Note 2)                      83,462           10,967
5,203
 Audit and legal                                8,337            2,232
1,490
 Trustees' fees                                 6,943            1,886
1,142
 Custody                                        2,778              990
248
 Shareholder and system servicing fees          2,819               0
2,351
 Registration fees                                 51              148
0
Other                                                         2,628
3,848
1,042
 Total Expenses                               107,018           20,071
11,476
Net Investment Income                         393,421          161,303
58,818

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
 Realized gain (loss) from security transactions
 (excluding short-term securities):
    Proceeds from sales                       3,431,435              0
246,796
    Cost of securities sold                   3,776,037              0
238,203
Net realized gain (loss)                     (344,602)      0          8,593

 Change in unrealized appreciation
 of investments:
    Beginning of period                       707,156          (89,870)
(6,341)
    End of period                             3,323,210        256,966
51,703
 Increase in net unrealized appreciation      2,616,054        346,836
58,044
Net Gain on Investments                       2,271,452        346,836
66,637

Increase in Net Assets from Operations        $2,664,873       $  508,139
$125,455
                    SMITH BARNEY VARIABLE ACCOUNT FUNDS

                           Statements of Changes in Net Assets
For the Six Months Ended June 30, 1995 (unaudited) and the Year Ended
 December 31,1994

                               Income                U.S.             Reserve
                                   and               Governm
Account
                                 Growth              ent/Hig
Portfol
                                 Portfol                h                 io
                                   io                Quality
                                                     Securit
                                                       ies
                                                     Portfol
                                                        io
                        1995      1994       1995    1994      1995      1994
OPERATIONS:
Net investment income                  $         $          $         $     $
$
                             393,421   733,994   161,303  306,260    58,818
115,212
Net realized gain (loss) from    (344,60   1,965,7         --   (40,196
8,593  5,899
security transactions                 2)        08                  )
 Increase (decrease) in      2,616,0   (3,655,    346,836   (287,51    58,044
(72,787
unrealized appreciation               54      274)                 5)       )
   Increase (Decrease) in Net      2,664,8   (955,57    508,139   (21,451
125,455  48,324
Assets From Operations                73        2)                  )

DISTRIBUTION TO SHAREHOLDERS
FROM:
Net investment income            0   (736,00          0   (307,38         0
(114,404)                 9)                  2)
 Net realized gain               0   (1,953,          0       0         0
(5,906)
                                              255)
   Decrease in Net Assets From      0   (2,689,          0   (307,38     0
(120,30
Distributions to Shareholders                 259)                 9)     8)

FUND SHARE TRANSACTIONS*:
Net proceeds from sales          181,094   965,156    217,012   281,249
 317,912  597,365
   Net asset value of shares      2,689,2          0   307,389         0
120,308
issued on reinvestment of             --        59
dividends and distributions
Cost of shares reacquired        (1,551,   (3,163,    (498,24   (870,65
 (562,92
(733,45
                           094)      452)        8)       5)        1)        7)
Increase (Decrease) in Net      (1,370,   490,963    (281,23   (282,01  (245,00
(15,784 Assets From Fund Share        000)                6)       7)        9)
)
Transactions

Increase (Decrease) in Net       1,294,8   (3,153,    226,903   (610,85
 (119,55 (87,768
Assets                     73      868)                 7)        4)         )
NET ASSETS:
Beginning of period         27,483,   30,637,    4,838,6   5,449,5   2,527,5
2,615,3
                                 980       848        81       38   64       32
End of period (1)          $28,778   $27,483    $5,065,   $4,838,   $2,408,
$2,527,
                       ,853      ,980       584      681       010       564

(1) Includes undistributed net    $393,55      $131    $161,31   $14   $60,411
$1,593
investment income of:                  2                   7

______________
*Shares issued and redeemed:
Sold                          13,025    64,366     16,559    21,167    24,619
46,380
   Issued on reinvestment of             0   207,025         --    24,670
9,710
dividends and distributions
Redeemed                    (113,40   (216,39    (38,558   (65,723   (44,489
(57,220
                             4)        7)         )        )         )         )
Net Increase (Decrease)          (100,37    54,994    (21,999   (19,886
(19,870
(1,130)
                                  9)                   )        )         )
              SMITH BARNEY VARIABLE ACCOUNT FUNDS

                 Notes to Financial Statements
                      June 30, 1995
                       (unaudited)



(1)  Significant Accounting Policies

     Smith   Barney  Variable  Account  Funds  ("Fund")
     is registered under the Investment Company Act of
     1940, as amended,   as   a      diversified,  open-
     end   management
     investment  company.  The Fund is sold exclusively
     for use  with  Variable Annuity Contracts, except
     for  the investments   made   by  Smith  Barney
     Mutual   Funds Management, Inc. ("SBMFM"),  The
     Fund
     consists of three separate investment portfolios
     ("Portfolios"):    Income
     and  Growth  Portfolio,  U.S.  Government/High
     Quality Securities Portfolio and Reserve Account
     Portfolio.

     The   significant   accounting  policies
consistently
     followed  by the Fund are:  (a) securities
     transactions are  accounted for on trade date; (b)
securities traded on  national securities markets are
valued  at  closing prices  on such markets; securities
for which no  sales prices are reported are valued at
the mean between  the closing  bid  and asked prices;
short-term  investments that have a maturity of more
than 60 days are valued at prices based  on market
quotations for         securities  of
     similar    type,   yield   and   maturity;   short-
     term
   investments that have a maturity of 60 days or less
     are valued  at  cost  plus  accreted  discount,  or
     minus amortized  premium, as applicable; (c)
     dividend income is recorded on the ex-dividend date
     and interest income is  recorded  on  the accrual
     basis; (d)  the  specific identification method is
     used in calculating  gains  or losses  on the sale
     of securities; (e) management  fees
     and  direct  expenses are charged  to  each
     Portfolio; general  fund  expenses are allocated on
     the  basis  of relative net assets; (f) dividends
     and distributions to shareholders are recorded on
     the exdividend date;  and (g)     each Portfolio
     intends to  comply  with      the
     requirements of the Internal Revenue Code, as
     amended, applicable  to  regulated investment
     companies  and  to distribute all   of  its
     taxable income   to  its
     shareholders;  therefore,  no  provision  for
     Federal income tax has been made.

(2)  Management Agreement and Payments to Affiliated
Persons

    SBMFM  acts  as  investment manager to the  Fund.
The
      Income   and   Growth,  U.S.  Government/High
Quality
     Securities and Reserve Account Portfolios pay
     SBMFM a management fee calculated at an annual rate
     of 0.60%, 0.45%,  and         0.45%, respectively,
     on average
     daily  net
     assets. This fee is calculated daily and paid monthly. Smith Barney Inc. ("SB"), a subsidiary of Smith Barney Holdings Inc., acts as Distributor of
     Fund shares and primary broker for its portfolio transactions. For the six months ended June 30, 1995, SB was paid brokerage commissions of $2,800.
     All officers and three trustees of the Fund are employees of SB.
           SMITH BARNEY VARIABLE ACCOUNT FUNDS

           Notes to Financial Statements (continued)
                         June 30, 1995
                        (unaudited)



(3)  Investment Transactions

     During  the  six  months  ended  June  30,  1995,
     the aggregate  cost  of purchases and proceeds  from
     sales (including    maturities,  but  excluding
     short   term
     securities) of investments were as follows:

                                      Purchases   Sales
     Proceeds Income and Growth Portfolio
     $5,409,223   $3,431,435
     Reserve Account Portfolio          1,196,702
246,796


     At June 30, 1995, the net unrealized appreciation of investments for Federal income tax purposes consisted of the following:

                                  Income   U.S. Gov't/
                                   and     High Quality
                                  Reserve Growth    Securities
                                  Account
                                 Portfolio         Portfolio
Portfolio

     Gross unrealized appreciation$4,005,551 $266,938
     $51,703 Gross unrealized depreciation   (682,341)
     (9,972)
     Net unrealized appreciation$3,323,210   $256,966
$51,703

     At December 31, 1994, the U.S. Government High Quality Portfolio had net capital loss carryovers of $40,214 available to offset future capital gains through December 31, 2002. To the extent that these carryover losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

(4)  Repurchase Agreements
     The  Fund purchases (and its custodian takes
     possession of)   U.S.   Government  securities
from
     banks   and securities dealers subject to
agreements
     to resell  the securities  to the seller at a
     future date  (generally, the   next  business
     day)  at  an agreed-upon  higher repurchase
     price.  The Fund requires daily maintenance of
     the  market value of the collateral in  amounts
     at least equal to the repurchase price.
                                 SMITH BARNEY VARIABLE ACCOUNT FUNDS
                                         Financial Highlights
 (for a share of beneficial interest in each portfolio outstanding throughout each period):
             Inco                     Distr
Ratio
      me                      ibuti                                        s
to
             From                      ons
Avera
    Inve                                                                   ge
             stme
Net
              nt
Asset
       Oper                                                                    s
             atio
              ns
Pe    Net     Net      Net    Tota    Divid  Distri   Total    Net   Tota Net
   Expen
Net
Por
ri   Asset   Inve    Realiz     l      ends  bution   Distri   Ass    l   Ass
   ses(1
Inve
tfo
od   Value   stme    ed and   Inco     from  s From   bution   et    Retu ets
     )
stme
lio
En     ,      nt     Unreal    me      Net    Net       s      Val    rn     End
nt
Tur
de   Begin   Inco     ized    (Los    Inves  Realiz            ue,           of
Inco
nov
 d   ning     me      Gain     s)     tment    ed              End           Per
me
er
      of             (Loss)   From    Incom  Gains             of            iod
Rat
     Perio             on     Inve      e                      Per           (00
e
       d             Invest   stme                             iod           0's
                      ment     nt                                             )
                              Oper
                              atio
                               ns

IN
CO
ME
AN
D
GR
OW
TH
PO
RT
FO
LI
O
19   $13.0    $0.2    $1.10    $1.3   $0.00   $0.00    $0.00   $14   9.96    $28
   0.77%   2.83
13.
95       5       0                0                            .35   %(3)    ,77
     (4)   %(4)
18%
(2                                                                             9
)
19   14.93    0.39   (0.86)    (0.4   (0.39  (1.02)   (1.41)   13.   (3.1    27,
           2.49
40.
94                               7)       )                     05     2)    484
    0.75
41
19   14.36    0.57     2.02    2.59   (0.57  (1.45)   (2.02)   14.   18.6    30,
    0.75   3.59
70.
93                                        )                     93      1    638
39
19   13.76    0.49     1.09    1.58   (0.50  (0.48)   (0.98)   14.   11.4    26,
    0.84   3.43
57.
92                                        )                     36      8    501
49
19   10.93    0.59     2.82    3.41   (0.58    0.00   (0.58)   13.   31.3    23,
    0.61   4.61
31.
91                                        )                     76      4    764
86
U.
S.
GO
VE
RN
ME
NT
/H
IG
H
QU
AL
IT
Y
SE
CU
RI
TI
ES
PO
RT
FO
LI
O
19   12.46    0.44     0.92    1.36    0.00    0.00     0.00   13.   10.9    5,0
   0.82(  6.62
0.0
95                                                 2   1(3)     66  4 )  (4)
0
(2
)
19   13.35    0.84   (0.89)    (0.0   (0.84    0.00   (0.84)   12.   (0.3    4,8
     0.76 5.87
36.
94                               5)       )                     46     5)     38
33
19   13.44    0.88   (0.08)    0.80   (0.87  (0.02)   (0.89)   13.   5.91    5,4
     0.74 6.09
4.0
93                                        )                     35            50
6
19   13.45    0.88     0.05    0.93   (0.89  (0.05)   (0.94)   13.   6.91    5,5
     0.93 6.34
11.
92                                        )                     44            16
10
19   12.74    0.93     0.67    1.60   (0.87  (0.02)   (0.89)   13.   12.5    4,8
     0.67 7.05
12.
91                                        )                     45      8     83
42
RE
SE
RV
E
AC
CO
UN
T
PO
RT
FO
LI
O
19   12.39    0.32     0.37    0.69    0.00    0.00     0.00   13.   5.57    2,4
   0.99(  5.09
32.
95                                                              08    (3)     08
     4)  (4)  13
(2
)
19   12.75    0.59   (0.34)    0.25   (0.58  (0.03)   (0.61)   12.   1.99    2,5
     0.86 4.77
81.
94                                        )                     39            28
28
19   12.86    0.69   (0.10)    0.59   (0.69  (0.01)   (0.70)   12.   4.59    2,6
     0.98 4.90
0.0
93                                        )                     75            15
0
19   13.08    0.78   (0.15)    0.63   (0.78  (0.07)   (0.85)   12.   4.82    2,9
     1.01 5.41
18.
92                                        )                     86            74
41
19   12.66    0.86     0.48    1.34   (0.89  (0.03)   (0.92)   13.   10.6    3,1
     0.65 6.61
23.
91                                        )                     08      4     32
90
(1) The Manager waived all or a portion of its fees as follows: $0.03 per share (0.24% of average net assets) in 1991 with respect to the Income
  and Growth  Portfolio:   $0.02  per share (0.10%) in  1992  and  $0.04
  per share (0.35%)  in  1991 with respect to the U.S. Government/High
  Quality Securities Portfolio; and $0.01 per share (0.05%) in 1993, $0.03 per share (0.34%) in 1992 and $0.6 per share (0.45%) in 1991 with respect to the Reserve Account Portfolio, subject to a Voluntary waiver of the fee to the extent that the aggregate expense of any Portfolio exceed 1% of the average daily net assets for any year.
(2)    For the six months ended June 30, 1995 (unaudited).
(3) Not annualized as it may not be representative of the total return for the year.
(4)    Annualized.


                    SMITH BARNEY VARIABLE ACCOUNT FUNDS
                               ANNUAL REPORT December 31, 1994




This report is authorized for distribution to shareholders and to others only when accompanied or preceded by a current prospectus of the Fund. February 27, 1995
Dear Contractowner:

We  are pleased to present the 1994 Annual Report  for
the  Smith Barney Variable Account Funds. In the
chart following this letter, you will find the
total return for   each  of  the  Account's
underlying investment options  as  of  December
31,  1994 based     on   the
percentage change in unit values.

Market Review

Beginning  in  February of 1994, the  Federal
Reserve Board began a shift away from a monetary policy intended to stimulate economic growth, to a more neutral stance. The Fed implemented its new policy direction by raising the federal funds rate -- the rate banks charge each other for overnight loans six times throughout the year. The rate began the year at 3.0%, and by the end of December, it stood at 5.5%.

The  Fed's  objective  in raising short-term
interest rates  was to moderate the rate of
economic growth  in order to preempt future
inflation. The rate hikes  had another  effect,
however, and that was to cause  heavy selling in
both the bond and stock markets. The  sell off  in
stocks occurred in spite of extremely  strong
corporate  earnings, creating  a stalemate   in
the
equity  markets.   While earnings  helped  push
stock prices higher at times during the past year,
interest rate       worries  largely  overwhelmed
corporate-profit
growth.

Rapidly   rising   interest  rates   also   caused
a substantial decline in bond prices. In fact,
1994
has been  characterized as the worst year for
bonds since record  keeping  began in 1927. By
December 31,  the yield on the benchmark 30-year
Treasury bond had risen to    7.88%,  compared
with 6.35% at
the  start  of  the year.  The  rise  in short-
term rates  was  even  more striking. The yield on
the two-year Treasury note, for example, rose from
4.23% to           7.69% by December.
In  early February of 1995, the Fed raised the
federal funds  rate for the seventh time in a year
by one-half
percentage  point.  Although the  robust  growth
that closed  out  1994  has  yet to translate
into higher prices,  the  Fed views recent
economic indicators  as pointing toward rising
wages, and consequently,  price increases. The
Fed's goal is to contain such increases and   keep
inflation subdued  which   may   require
additional  rate hikes  in 1995.  We  are
cautiously optimistic that  the  capital markets
in  1995  will provide more attractive returns.
The Income and Growth Portfolio
The  Income  and Growth Portfolio produced a
negative total return of 3.12% for the year ended
December  31, 1994  compared to 1.31% for the
Standard & Poor's  500 Index during the same
period. Our  strategy  for  coping with last
year's difficult market  environment  was careful
stock selection.  We continued
to  rely  on   fundamental  research
and
typically  employed a bottom-up approach  to
identify attractive stocks where valuations had
come down,  but intrinsic  worth  remained strong.
We also  kept  our focus   on   larger-
capitalization companies whose dividend yields are higher than the average.

The  Portfolio holds a number of retail stocks in
the consumer   cyclical  sector  which  we
believe
have depressed    valuations   because   of   the
market's
perception that consumer spending will slow down next year. In our view, some individual retail stocks will buck that trend. Sears, Roebuck &
Co, for instance, has refocused itself, improved its merchandising and lowered its costs. By doing so it also increased its prospects for earnings growth as it faces competition from discount retailers and traditional department stores.

Eastman  Kodak also fits the description  of  a
high quality  company that suffers from overly
pessimistic investor  views. We think Kodak is
attractive  because management   is
committed   to   reorganizing
and
streamlining the company's massive bureaucracy to combat foreign competition.

We also like insurance companies such as Lincoln National and Marsh & McLennon. They are currently undervalued because it does not appear that current prices reflect any improvement in earnings. We see this as an excellent buying opportunity because, as the bond market stabilizes, the negative balance-sheet impact of lower bond prices will subside.

We  also  maintained  our positions  in
multinational companies which stand to benefit from an improving economic outlook overseas.
Avon Products Inc. is an example of a true global company which is benefitting from highly diversified exposure worldwide and is well positioned to profit from heavy consumer demand in developing countries.

The U.S. Government/High Quality Securities
Portfolio

For the year ended December 31, 1994, the total
return for   the  U.S.  Government/High  Quality
Securities
Portfolio   was   a  negative  0.35%.  The
Portfolio
outperformed  the  Lehman Brothers  GNMA  Mutual
Fund Index  which produced a total return of
negative 1.50% for  the  same period. According to
Lipper  Analytical Services, the Portfolio also
outperformed the  average Ginnie  Mae fund, which
returned a negative                         2.49%
for
the year.

In the mortgage-backed market, the current coupon
rate for  securities  issued  by  the  Government
National Mortgage  Association  (Ginnie  Mae)
began the  year yielding
6.68% and climbed to a yield of 8.89% by year
end. Also, with interest rates rising, homeowners
were less  inclined to refinance their existing
mortgages, and   prepayments  declined  rapidly.
This  drop   in prepayments had the effect of
lengthening the  average duration of mortgage-
backed securities. Duration is  a measure  of  a
bond's volatility when interest  rates move  up
or down. The longer the duration,  the  more
sensitive the bond is to interest rate changes.
Shortly after the first increase in the federal
funds rate   in February,  we  sold  longer-term
Treasury securities   in   order  to  reduce  the
Portfolio's duration.  The  GNMA  Index  began
the year  with  a duration of 3.2 years, but as
prepayments slowed,  its duration  lengthened. In
December, the  Portfolio  was positioned
defensively with a duration of 2.6  years.
Maintaining  this duration while the index
lengthened to  5.5 years was the source of our
excess performance relative  to the index. In
November, we increased  our duration to 4.9 years,
where it now stands.
The Reserve Account Portfolio
For the year ended December 31, 1994, the total
return of the Reserve Account Portfolio was 1.99%
compared to 2.63%  for the Salomon Brothers 1-Year
Treasury  Index during the same period.
The   Reserve  Account  Portfolio  seeks  to
achieve positive quarterly total returns, along with the highest current income consistent with those returns, through the use of a computergenerated model. Last year's difficult market environment provided a strong test for our model, and it performed relatively well. We avoided any negative quarters, experiencing our only negative months in February and September.
With interest rates rising early in 1994, the computer model recommended a shortening of the Portfolio's duration. The Portfolio's duration was 1.2 years in January and, by midyear, it was as short as 0.8 years.
By November the duration was back up to 1.3 years.

We thank you for your participation in the Smith Barney Variable Account Funds and pledge our best efforts on your behalf in the coming year.

Sincerely yours,

/s/ Stephen Treadway

Stephen Treadway
Chairman and Chief Executive Officer
January 31, 1995


Separate Account Investment Options Total Return


U.S. Gov't/
                    Income and       High Quality
Reserve
                    Growth           Securities
Account
1994 Total Return*     (4.36)%            (1.72)%
0.67%
*Total  return  performance based  on  the  percentage
    change  in  unit value reflects the separate
                            account
 level  charges which relate to mortality and expense
       risks  for  the  contract, but does not  reflect
the
 annual  contract  maintenance  charge  or contingent
 deferred  sales  charge. Deduction of  these amounts
        would   reduce   the  stated  total   returns.
Past
        performance is no guarantee of future results.

               SMITH BARNEY VARIABLE ACCOUNT FUNDS INCOME AND
                   GROWTH PORTFOLIO
 Historical
Performance
             Net Asset
               Value
Year Ended   Beginning   End of   Income     Capital
Total
December 31,  of Year     Year   Dividend     Gain
                                               Returns(1) s
                                               Distributio ns
1994             $14.93   $13.05     $0.39       $1.02
(3.12)%
1993              14.36    14.93      0.58        1.45
18.61
1992              13.76    14.36      0.50        0.48
11.48
1991              10.93    13.76      0.58           0
31.34
1990              12.66    10.93      0.66           0
(8.37)
7/20/89* to       12.50    12.66      0.18           0
2.68
12/31/89
Total                                $2.89       $2.95
It is the Fund's policy to distribute dividends and capital gains, if any, annually.
 Average Annual Total Return

Year Ended 12/31/94(1)
(3.12)%
7/20/89* to 12/31/94(1)
8.79
Cumulative Total Return
58.30
(7/20/89* to 12/31/94)


(1)        Assumes  reinvestment of  all  dividends  and
     capital  gain  distributions at net  asset  value
     and
does   not  reflect  a  deduction  of  the  contingent deferred
  sales charge ("CDSC").
* Inception.
              SMITH BARNEY VARIABLE ACCOUNT FUNDS
U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO
 Historical
Performance
             Net Asset
               Value
Year Ended   Beginning   End of   Income     Capital
Total
December 31,  of Year     Year   Dividend     Gain
                                     Returns(1) s
                                               Distributio ns
1994             $13.35   $12.46     $0.84       $0.00
(0.35)%
1993              13.44    13.35      0.87        0.02
5.91
1992              13.45    13.44      0.89        0.05
6.91
1991              12.74    13.45      0.87        0.02
12.58
1990              12.54    12.74      0.82           0
8.11
7/31/89* to       12.50    12.54      0.34           0
3.01
12/31/89
Total                                $4.63       $0.09
It is the Fund's policy to distribute dividends and capital gains, if any, annually.
 Average Annual Total Return

Year Ended 12/31/94(1)
(0.35)%
7/31/89* to 12/31/94(1)
6.61
Cumulative Total Return
41.46
(7/31/89* to 12/31/94)


(1)        Assumes  reinvestment of  all  dividends
and capital  gain  distributions at net  asset  value
and
  does   not  reflect  a  deduction  of  the
  contingent deferred sales charge ("CDSC").

* Inception.
               SMITH BARNEY VARIABLE ACCOUNT FUNDS
                    RESERVE ACCOUNT PORTFOLIO
 Historical
Performance
             Net Asset
               Value
Year Ended   Beginning   End of   Income     Capital
Total
December 31,  of Year     Year   Dividend     Gain
Returns(1)
                                     s     Distributio
                                               ns
1994             $12.75   $12.39     $0.58       $0.03
1.99%
1993              12.86    12.75      0.69        0.01
4.59
1992              13.08    12.86      0.78        0.07
4.82
1991              12.66    13.08      0.90        0.03
10.64
1990              12.55    12.66      0.93           0
8.30
8/02/89* to       12.50    12.55      0.36           0
3.26
12/31/89
Total                                $4.24       $0.14
It is the Fund's policy to distribute dividends and capital gains, if any, annually.
 Average Annual Total Return

Year Ended 12/31/94(1)                       1.99%
8/02/89* to 12/31/94(1)                       6.18
Cumulative Total Return                      38.33
(8/02/89* to 12/31/94)


(1)        Assumes  reinvestment of  all  dividends  and
  capital  gain  distributions at net  asset  value  and
  does   not  reflect  a  deduction  of  the  contingent
  deferred sales charge ("CDSC").

* Inception.
               SMITH BARNEY VARIABLE ACCOUNT FUNDS

                   Schedules of Investments - December

                   31, 1994 INCOME AND GROWTH PORTFOLIO

SHARES

VALUE

COMMON STOCKS - 83.9%

Aerospace Manufacturing - 4.2%
    20,000    AAR Corp.
$
267,500
    11,000    Daimler Benz Aktieng ADR
541,750
     5,000    United Technologies Corp.
314,375
1,123,625
Aluminum - 1.5%
     8,000    Reynolds Metal Co.
392,000
Broadcast Media - 2.4%
    20,000    Times Mirror Co.
627,500

Chemicals - 8.5%
    10,000    Air Products and Chemicals Inc.
446,250
     8,000    Dow Chemical Co.
538,000
    10,000    First Mississippi Corp.
250,000
    40,000    Lawter International Inc.
485,000
    15,000    Raychem Corp.
534,375
2,253,625
Conglomerates - 3.3%
    20,000    Alexander &  Baldwin Inc.
445,000
    10,000    Tenneco Inc.
425,000
870,000
Data Processing - 4.3%
    10,000    International Business Machines
Corp.
735,000
     4,000    Xerox Corp.
396,000

1,131,000

Electric Utilities - 2.6%
    20,000    Peco Energy Co. .
490,000
    10,000    Pinnacle West Capital Corp.
197,500

687,500 Electrical  Equipment - 3.1%
    10,000    General Electric Co.
510,000
     2,000    Matsushita Electric Industrial ADR
326,000

836,000

Energy - 7.4%
    10,000    Chevron Corp.
446,250
    11,000    Mobil Corp.
926,750
    10,000    Texaco Inc.
598,750


1,971,750 Financial Services - 1.9%
    27,000    Commonwealth Bank of Australia          $
499,689

Hotels/Motels - 2.5%
    10,000    Hilton Hotels Corp.
673,750

Insurance Multiline - 4.3%
    10,000    Lincoln National Corp.
350,000
    10,000    Marsh & McLennan Co.
792,500

1,142,500 Machinery - 5.0%
     5,000    Deere & Co.
331,250
    30,000    Gorman-Rupp Co.
536,250
    10,000    Parker-Hannifin Corp.
455,000

1,322,500

Major Manufacturing - 2.5%
    10,000    First Interstate Bancorp.
676,250

Mining - 2.1%
    15,000    Cleveland Cliffs Inc.
555,000

Oil Well Equipment & Services - 3.9%
    20,000    Dresser Industries Inc.
377,500
    20,000    TransCanada Pipelines Ltd.
242,500
    20,000    YPF Sociedad Anonima ADR
427,500

1,047,500

Paper Products - 4.5%
     8,000    International Paper Co.
603,000
    15,000    Westvaco Corp.
588,750

1,191,750

Photography - 3.2%
    18,000    Eastman Kodak Co.
859,500

Pollution Control - 2.7%
    15,000    Clarcor Inc.
318,750
    15,000    WMX Technologies Inc.
393,750

712,500

Retail - 5.8%
    10,000    Brown Group Inc.
320,000

Retail - 5.8% (continued)
     5,000    Avon Inc.                               $
298,750
    10,000    Sears Roebuck & Co.
460,000
    15,000    Toys R Us Inc.
457,500

1,536,250

Telephone - 1.5%
    12,000    BCE Inc.
385,500

Transportation - 5.2%
    20,000    Arnold Industries Inc.
415,000
    20,000    Illinois Central Corp.
615,000
    20,000    Southern Pacific Lines Rail Corp.
362,500

1,392,500

Miscellaneous - 1.5%
    20,000    Armorall Products Corp.
415,000

                 TOTAL   COMMON   STOCKS   (Cost   $21,370,053)
22,303,189
PREFERRED STOCKS - 3.9%

Metals and Mining - 1.3%
      10,000      Freeport  McMoran  Copper   &   Gold   "B"
Pfd.
337,500

Telephone - 2.6%
    20,000    LCI International CV. Pfd.
695,000
                 TOTAL   PREFERRED   STOCKS   (Cost   $912,480)
1,032,500
   FACE
AMOUNTVALUE

CONVERTIBLE DEBENTURES - 2.4%

Energy - 1.0%
   $400,000   Oryx Energy, 7.50% due 5/15/14
275,500

Furniture - 1.4%
   $400,000   Pier 1 Imports, 6.875% due 4/1/02
372,000
                TOTAL  CONVERTIBLE  DEBENTURES  (Cost
$993,500) 647,500
REPURCHASE AGREEMENT - 9.8%

   $2,597,000 Chemical Securities Inc., 5.75% due 1/3/95, proceeds at maturity - $2,598,658 (Fully collateralized by U.S.
               Treasury Notes 6.50% due 9/30/96; Market
                value $2,649,107) (Cost - $2,597,000)
                $ 2,597,000

              TOTAL INVESTMENTS - 100%
                  (Cost - $25,873,033+)               $
26,580,189
             SMITH BARNEY VARIABLE ACCOUNT FUNDS

        Schedules of Investments - December 31, 1994

     U.S. GOVERNMENT / HIGH QUALITY SECURITIES PORTFOLIO


    FACE                            COUPON
  AMOUNT                             RATE    MATURITY**
VALUE

U.S. GOVERNMENT AND GOVERNMENT
   AGENCY OBLIGATIONS - 85.9%
 $400,000  Federal Home Loan Bank    6.85%   2/25/97   $391,800
   500,000   Federal National Mortg.  Assoc.
6.27
4/01/99463,880
  500,000  U.S. Treasury Note        6.50    4/30/99    475,390
  250,000  U.S. Treasury Note        7.25    5/15/04    240,145
  700,000  U.S. Treasury Bond        7.25    5/15/16    647,892
  497,841  GNMA Certificates I       7.00    7/15/24    447,743
  509,446  GNMA Certificates I       7.50    2/15/24    473,622
  192,139  GNMA Certificates I       8.00    6/15/17    184,093
  358,590  GNMA Certificates I       8.50    4/15/21    353,097
  370,707  GNMA Certificates I       9.00    1/15/22    374,759
   77,929  GNMA Certificates I      10.00    3/15/20
82,142

           TOTAL U.S. GOVERNMENT AND GOVERNMENT
            AGENCY OBLIGATIONS (Cost - $4,196,772)
4,134,563


CORPORATE NOTES AND BONDS - 9.1%

  200,000  Mobil Corp.               6.50   12/17/96    195,250
  250,000  Shell Oil Corp.           6.95   12/15/98
241,562

           TOTAL CORPORATE NOTES AND BONDS
                (Cost - $464,473)
436,812
REPURCHASE AGREEMENT - 5.0%

           243,000Chemical  Securities  Inc.,  5.75%  due
           1/03/95; proceeds at maturity -
            $243,155  (Fully collateralized by U.S.
Treasury Notes 6.50%
           due  9/30/96; Market value - $247,876) (Cost -
$243,000)
           243,000


            TOTAL INVESTMENTS - 100% (Cost - $4,904,245+)
$ 4,814,375
               SMITH BARNEY VARIABLE ACCOUNT FUNDS
          Schedules of Investments - December 31, 1994
                      RESERVE ACCOUNT PORTFOLIO
    FACE                            COUPON
  AMOUNT                             RATE    MATURITY**
VALUE
U.S. GOVERNMENT AND GOVERNMENT
   AGENCY OBLIGATIONS - 58.0%

$250,000  Federal Farm Credit Bank  4.09%   2/05/96$   241,428
   250,000   Federal Home Loan Bank  Notes
   8.25
11/25/96251,390
  250,000  Student Loan Marketing Assoc.
               Discount Notes        5.28    2/03/95    249,707
  750,000  U.S. Treasury Note        6.38    1/15/99
  712,335

           TOTAL U.S. GOVERNMENT AND GOVERNMENT
            AGENCY OBLIGATIONS (Cost - $1,457,578)
1,454,860


           CORPORATE NOTES AND BONDS - 7.9%

  100,000  General Electric          5.85    2/15/95    100,000
  100,000  Mobil Corp.               6.50   12/17/96
  97,625

           TOTAL CORPORATE NOTES AND BONDS
              (Cost - $201,248)
197,625 SHORT-TERM INVESTMENTS - 34.1%
  250,000  U.S. Treasury Bills.      5.54*   3/23/95
  246,968 611,000  Repurchase Agreement - Chemical Securities
  Inc.,
                5.75% due 1/03/95, proceeds at maturity
                $611,390 (Fully collateralized by U.S. Treasury
                Notes 6.50%
                   due    9/30/96;   Market   value   $623,259)
611,000

           TOTAL SHORT-TERM INVESTMENTS
                (Cost $857,968)
857,968

          TOTAL INVESTMENTS - 100% (Cost $2,516,794+)
$
2,510,453

* Annualized yield on date of purchase for short-term
investments.
**Date  shown  represents the last in range of  maturity  dates of mortgage certificates owned.
+ Aggregate  cost for Federal income tax purposes is
substantially
  the same.
                           SMITH BARNEY VARIABLE ACCOUNT
                           FUNDS Statements of Assets and
                           Liabilities
                                    December 31, 1994
                                                        U.S. Government/
                                       Income and       High Quality  Reserve
Account
                                         Growth PortfolioSecurities Portfolio
Portfolio ASSETS:
 Investments, at value (Cost - $25,873,033,
   $4,904,245  and $2,516,794, respectively)$26,580,189     $4,814,375
$2,510,453
Cash                                                              741
770
213
 Dividends and interest receivable             67,337           46,801
36,419
 Receivable for securities sold               921,032                -
-
 Other assets                                     287               43
38
Total Assets                     27,569,586        4,861,989       2,547,123

LIABILITIES:
 Payable for Fund shares reacquired            22,116              203
90
 Management fees payable                       28,365            3,700
1,924
 Accrued expenses and other liabilities        35,125           19,405
17,545
 Total Liabilities                             85,606           23,308
19,559
Total Net Assets                          $27,483,980       $4,838,681
$2,527,564

NET ASSETS:
 Par value of shares of beneficial interest$       2,106  $        388   $
204
 Capital paid in excess of par value       26,761,864        4,968,363
2,532,105
 Undistributed net investment income              131               14
1,593
 Undistributed net realized gain (accumulated net loss)         12,723
(40,214)
3
Unrealized appreciation (depreciation) of investments         707,156
(89,870)
(6,341)
Total Net Assets                          $27,483,980       $4,838,681
$2,527,564

Shares of beneficial interest outstanding (unlimited
  shares authorized of $.001 par value)      2,106,507          388,452
                                 203,939

Net asset value and redemption price per share $13.05           $12.46
$12.39
                    SMITH BARNEY VARIABLE ACCOUNT FUNDS
                         Statements of Operations
                   For the year ended December 31, 1994


                                                           U.S. Government/
                                       Income and       High Quality Reserve
Account
                                         Growth PortfolioSecurities Portfolio
Portfolio
INVESTMENT INCOME:
 Interest                                     $112,430         $345,985
$135,981
 Dividends (net of foreign taxes of $20,048)  841,912                -     -
   Total Income                     954,342          345,985          135,981

EXPENSES
 Management fees (Note 2)           176,531           23,445          10,556
 Audit and legal fees               16,812            4,501          3,004
Directors' fees                       14,001            3,803          2,303
 Custodian fees                      5,603            1,997            500
 Shareholder and system servicing fees 2,000            2,099          2,303
 Registration fees                     101              299              -
Other                               5,300            3,581         2,103
 Total Expenses                     220,348           39,725          20,769
Total Net Investment Income        733,994          306,260          115,212

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) from security transactions
   (excluding short-term securities):
     Proceeds from sales          16,040,809       1,496,406        356,914
     Cost of securities sold      14,075,101       1,536,602        351,015
 Net realized gain (loss)           1,965,708        (40,196)         5,899

   Change in unrealized appreciation
     of investments:
        Beginning of year          4,362,430        197,645          66,446
        End of year                  707,156          (89,870)         (6,341)
   Change in net unrealized appreciation (depreciation)        (3,655,274)
(287,515)
(72,787)
Net Loss on Investments                       (1,689,566)      (327,711)
(66,888)

Increase (Decrease) in Net Assets Resulting from Operations    $(955,572)
$(21,451)
$
48,324
                                SMITH BARNEY VARIABLE ACCOUNT FUNDS

                                Statements of Changes in Net Assets
                For the years ended December 31, 1994 and December 31, 1993

                                     Income                 U.S.
Reserve
                                      and                 Governme
Account
                                     Growth               nt High
Portfoli
                           Portfoli              Quality                  o
                                       o                  Securiti
                                                             es
                                                          Portfoli
                                                             o
                   1994       1993       1994      1993        1994      1993
OPERATIONS:
Net investment income  $          $           $         $           $       $
               733,994   1,036,45    306,260   337,916     115,212   134,183
                                                      5
  Net realized gain (loss) from       1,965,70   2,619,99    (40,196)
 5,664       5,899
1,367
security transactions                      8          2
  Increase (decrease) in unrealized   (3,655,2   1,176,16    (287,515  (29,007)
    (72,787)
(9,745)
appreciation                             74)          1          )
   Increase (Decrease) in Net Assets   (955,572   4,832,60    (21,451)   314,573
      48,324
125,805
Resulting from Operations                  )          8

DISTRIBUTION TO SHAREHOLDERS
FROM:
  Net investment income               (736,004   (1,040,0    (307,389  (334,744
    (114,402
(133,620
                             )        57)          )         )           )  )
Net realized gain       (1,953,2   (2,626,8           -   (5,816)     (5,906)
(2,606)
                             55)        00)
Decrease in Net Assets from         (2,689,2   (3,666,8    (307,389  (340,560
    (120,308
(136,226
Distributions to Shareholders  59)        57)          )         )       )  )

FUND SHARE TRANSACTIONS*:
  Net proceeds from sales              965,156   1,206,25     281,249   290,441
     597,365
86,148
                                                      7
   Net asset value of shares issued    2,689,25   3,666,85     307,389   340,561
     120,308
136,226
on reinvestment of dividends and           9          7
distributions
Cost of shares reacquired           (3,163,4   (1,902,0    (870,655  (671,700
    (733,457  (570,662
                      52)        36)          )         )           )  )
   Increase (Decrease) in Net Assets    490,963   2,971,07    (282,017  (40,698)
    (15,784)
(348,288
from Fund Share Transactions                   8          )              )
Increase (Decrease) in Net Assets   (3,153,8   4,136,82    (610,857  (66,685)
    (87,768)  (358,709
68)
                                        9          )                           )
NET ASSETS:
  Beginning of year                   30,637,8   26,501,0    5,449,53  5,516,22
    2,615,33
2,974,04
                              48         19          8         3           2  1

  End of year      $27,483,   $30,637,    $4,838,6         $           $       $
                    980        848         81  5,449,53    2,527,56  2,615,33
                                                           8           4  2

   Undistributed net investment            $131     $2,141         $14    $1,143
     $ 1,593
$783
income

______________

* Shares issued and redeemed:
  Sold                                  64,366     78,124      21,167    20,876
      46,380
6,523
   Issued on reinvestment of            207,025    247,783      24,670    25,491
       9,710
10,676
dividends and distributions
  Redeemed                            (216,397   (119,920    (65,723)  (48,406)
    (57,220)
(43,397)
                               )          )
Net Increase (Decrease)               54,994    205,987    (19,886)   (2,039)
     (1,130)  (26,198)
              SMITH BARNEY VARIABLE ACCOUNT FUNDS

                Notes to Financial Statements December

                      31, 1994

(1)  Significant Accounting Policies

  Smith   Barney   Variable  Account  Funds   ("Fund")
is
   registered under the Investment Company Act of  1940,
   as amended,                                      as
   a
   diversified,   open-end   management
   investment  company.   The Fund is sold  exclusively
   for use  with  Variable  Annuity Contracts,  except
   for  the investments   made                     by
   Smith   Barney   Mutual   Funds
   Management,  Inc.  ("SBMFM"),  formerly  known  as
   Smith Barney  Advisers and Smith Barney Inc. ("SB").
   The  Fund consists                              of
   three   separate  investment   portfolios
   ("Portfolios"):    Income  and  Growth  Portfolio,
   U.S. Government/High Quality Securities Portfolio and
   Reserve Account Portfolio.

   The    significant   accounting   policies
consistently
   followed  by  the Fund are:  (a) securities
   transactions are  accounted  for on trade date; (b)
   securities  traded on  national  securities markets
   are valued  at  closing prices  on  such markets;
   securities for which  no  sales prices  are  reported
   are valued at the mean between  the closing  bid  and
   asked  prices; short-term  investments that  have a
   maturity of more than 60 days are valued  at prices
   based  on  market quotations  for  securities  of
   similar  type, yield and maturity; short-term
   investments that  have  a maturity of 60 days or less
   are  valued  at cost  plus accreted discount, or
   minus amortized premium, as applicable; (c) dividend
   income is recorded on the ex dividend  date  and
   interest income is  recorded  on  the
  accrual basis; (d) the specific identification method
   is used  in  calculating  gains or losses  on  the
   sale  of securities;  (e) management fees and direct
   expenses  are charged  to  each  Portfolio; general
   fund  expenses  are allocated  on  the  basis  of
relative  net  assets;  (f) dividends and distributions
to shareholders are  recorded by  the  Fund  on  the ex-
dividend date;  and  (g)  each Portfolio intends to
comply with the requirements of  the Internal  Revenue
Code applicable to regulated investment companies and to
distribute all of its taxable income  to its
shareholders;  therefore, no provision  for  Federal
income tax has been made.
(2)Management Agreement and Payments to Affiliated
   Persons SBMFM,  acts  as  investment manager to  the
   Fund. The
   Income   and   Growth,   U.S.   Government/High
Quality
   Securities  and Reserve Account Portfolios  pay
   SBMFM a management  fee  calculated at an annual rate
   of 0.60%, 0.45%,                                and
   0.45%   on  average  daily   net   assets,
   respectively.   This  fee is calculated  daily  and
   paid monthly.

   Smith  Barney Inc., a subsidiary of Smith Barney
   Holdings Inc., acts as Distributor of Fund shares and primary broker for its portfolio transactions.
   For  the  year ended  December  31,  1994, Smith
   Barney Inc. was paid brokerage commissions of $11,730. All officers and one trustee of the Fund are employees of Smith Barney Inc.
              SMITH BARNEY VARIABLE ACCOUNT FUNDS

            Notes to Financial Statements

                        (continued) December 31,

                        1994

(3)Investment Transactions

   During the year ended December 31, 1994, the aggregate cost of purchases and proceeds from sales (including maturities, but excluding short term securities) of investments were as follows:




                                      Purchases   Sales
   Proceeds Portfolio
   Income and Growth Portfolio
     Common stocks, preferred stocks
       and convertible debentures       $11,511,380
$16,040,809

   U.S. Government/High Quality Securities Portfolio
     U.S. Government and Government
       Agency obligations               2,625,388
1,896,406

   Reserve Account Portfolio
     U.S. Government and Government
       Agency obligations               1,207,656
1,355,195

   At December 31, 1994, the net unrealized appreciation (depreciation) of investments for
   Federal income tax purposes consisted of the following:

                                  Income   U.S. Gov't/
                                   and     High Quality
                                  Reserve Growth
                                  Securities Account
                                 Portfolio         Portfolio
Portfolio
   Gross unrealized appreciation        $    2,290,302    $14,951     $
1,468
   Gross unrealized depreciation             (1,583,146)  (104,821)
(7,809)
     Net   unrealized  appreciation/(depreciation)         $
707,156                         $(89,870)    $(6,341)
   At  December  31, 1994, the U.S. Government High  Quality
 Portfolio  had  net  capital loss carryovers  of  $40,214
   available   to   offset  future  capital  gains
   through December 31, 2002. To the extent that these carryover losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

(4)Repurchase Agreements

   The Fund purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the seller at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires daily maintenance of the market value of the collateral in amounts at least equal to the repurchase price.
                           SMITH BARNEY VARIABLE ACCOUNT
                           FUNDS Financial Highlights
(for a share of beneficial interest in each series outstanding throughout each period):


                Incom                 Distr
Ratios
                  e                   ibuti                       to
                From                   ons
Averag         Inves                                                  e
Net
                tment                                               Assets
                Opera
                tions
 Year      Net   Net    Net    Total  Divid  Distri   Total   Net    Tota  Net
  Expens   Net
Port
 Ended    Asse  Inves  Reali   Incom  ends   bution   Distri  Asse         l
   Asse   es(1)
Inve
foli
            t   tment   zed      e    from   s from   bution   t     Retu  ts
         stme       o
          Valu  Incom   and    From    Net    Net       s     Valu    rn   End
        nt Turn
            e     e    Unrea   Inves  Inves  Realiz            e,       of
Inco
over
          Begi         lized   tment  tment    ed             End        Year
me
Rate
          nnin         Gain    Opera  Incom  Gains             of       (000
          g of         (Loss   tions    e                     Year
's)
          Year         ) on
                       Inves
                       tment

INCOME
AND
GROWTH
PORTFOL
IO
1994     $14.   $0.39  $(0.8   $(0.4  $(0.3  $(1.02   $(1.41  $13.   (3.1   $27,
2.49
                                  40.4
  93            6)      7)     9)       )        )    05    2)%  484    0.75% %
1%
 1993     14.3    0.57   2.02    2.59  (0.57  (1.45)   (2.02)    14.9 18.6 30,6
 0.75
3.59      70.3
             6      )                 3              1     38            9
 1992     13.7    0.49   1.09    1.58  (0.50  (0.48)   (0.98)    14.3 11.4 26,5
 0.84
3.43      57.4
             6      )                 6              8     01            9
 1991     10.9    0.59   2.82    3.41  (0.58      --   (0.58)    13.7 31.3
23,7 0.61
4.61      31.8
             3                            )                 6              4
    64            6
 1990     12.6    0.64  (1.70   (1.06  (0.67      --   (0.67)    10.9 (8.3 16,8
 0.50
5.86      17.2
        6             )       )      )                 3         7)    19     7
U.S.
GOVERNM
ENT/HIG
H
QUALITY
SECURIT
IES
PORTFOL
IO
 1994     13.3    0.84  (0.89   (0.05  (0.84      --   (0.84)    12.4 (0.3 4,83
 0.76 5.87 36.3
             5             )       )      )             6         5)        8
3
 1993     13.4    0.88  (0.08    0.80  (0.87  (0.02)   (0.89)    13.3 5.91 5,45
0.74 6.09 4.06
   4             )              )                 5                        0
 1992     13.4    0.88   0.05    0.93  (0.89  (0.05)   (0.94)    13.4 6.91 5,51
0.93 6.34 11.1
             5                            )                 4             6
0
 1991     12.7    0.93   0.67    1.60  (0.87  (0.02)   (0.89)    13.4 12.5 4,88
0.67 7.05 12.4
             4                  )                 5              8         3
2
 1990     12.5    0.83   0.19    1.02  (0.82      --   (0.82)    12.7 8.11 3,60
 0.50 8.31 5.69
    4                            )                 4                        0
RESERVE
ACCOUNT
PORTFOL
IO
 1994     12.7    0.59  (0.34    0.25  (0.58  (0.03)   (0.61)    12.3 1.99 2,52
0.86 4.77 81.2
  5             )              )                 9                        8
8
 1993     12.8    0.69  (0.10    0.59  (0.69  (0.01)   (0.70)    12.7 4.59 2,61
 0.98 4.90    --
             6             )              )                 5             5
 1992     13.0    0.78  (0.15    0.63  (0.78  (0.07)   (0.85)    12.8 4.82 2,97
 1.01 5.41 18.4
             8             )              )                 6               4
1
 1991     12.6    0.86   0.48    1.34  (0.89  (0.03)   (0.92)    13.0 10.6 3,13
0.65 6.61 23.9
             6                 )                 8              4         2
0
 1990     12.5    0.93   0.11    1.04  (0.93      --   (0.93)    12.6 8.30 2,74
0.50 7.66 7.65
             5                            )                 6             0
(1)     The  Manager waived all or a portion of its fees as follows:  $0.03 per share  (0.24% of average net assets) in 1991 and $0.04 per share (0.35%
of  a
  average  net assets) in 1990 with respect to the Income and Growth
  Portfolio:
  $0.02  per  share (0.10%) in 1992, $0.04 per share (0.35%) in 1991  and
  $0.05 per share (0.45%) in 1990 with respect to the U.S. Government/High Quality Securities Portfolio; and $0.01 per share (0.05%) in 1993, $0.03 per  share (0.34%)  in  1992, $0.6 per share (0.45%) in 1991 and $0.05 per share (0.45%) in 1990 with respect to the Reserve Account Portfolio, subject to a Voluntary waiver of the fee to the extent that the aggregate expense of any Portfolio exceed 1% of the average daily net assets for any year.
                                   Independent Auditors' Report
The Shareholders and Trustees of
Smith Barney Variable Account Funds:



We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Income and Growth, U.S. Government/High Quality Securities and the Reserve Account Portfolios of Smith Barney Variable Account Funds as of December 31, 1994, the related statements of operations for the year then ended the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights
are  the responsibility of the  Funds'  management.    Our
responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We   conducted  our  audits  in  accordance  with  generally  accepted auditing
standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and
disclosures in  the  financial statements.   Our  procedures included
confirmation of securities owned as of December 31, 1994, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In  our  opinion, the financial statements and financial highlights referred to above  present fairly, in all material respects, the financial position of the Income  and  Growth,  U.S. Government/High Quality Securities  and

the Reserve Account  Portfolios of Smith Barney Variable Account Funds as

of December  31, 1994,  the  results of their operations for the year then ended, the changes  in their net assets for each of the years in the two-

year period then ended and the financial  highlights for each of the years in the fiveyear period then  ended, in conformity with generally accepted accounting principles.

/s/ KPMG Peat Marwick

February 17, 1995

                 PART C  Other Information

Item 24.  Financial Statements and Exhibits

                                              Location In:
     (a)                               Financial Statements
Part A Part B
                                                 Annual and
Semi-Annual
Report

     Statements of Assets and Liabilities
                                        --        *

     Statements of Operations           --        *

     Statements of Changes in Net Assets--        *

     Notes to Financial Statements      --        *

_________________________________
*See the Annual Report and Semi-Annual Report to
Shareholders which is incorporated by reference in the Statement of Additional Information.

All other statements and schedules are omitted because they are not applicable or the required information is shown in the financial statements or notes thereto.

     (b)  Exhibits
         (1)Declaration of Trust dated as of December
        18, 1986 is incorporated herein by reference to
        Exhibit 1 to Pre-Effective Amendment No. 1 to
        the Registration Statement N. 33-10839.
         (2)Bylaws of the Trust are incorporated by
        reference to Exhibit 2 to Pre-Effective
        Amendment
No. 4.
 (3)Not applicable.
 (4)Not applicable.
      (5)  (a)  Management Agreement between the
  Income & Growth Portfolio and Smith, Barney
 Advisers, Inc. is incorporated by reference to
  Exhibit 5(a)(i) to Pre-Effective Amendment No.
            4. (b)  Management Agreement between
            U.S.
  Government/High Quality Securities Portfolio
  and Smith, Barney Advisers, Inc. by reference
  to Exhibit 5(a)(ii) to Pre-Effective Amendment
  No. 4.
            (c)  Management Agreement between
  Reserve Account Portfolio and Smith, Barney
  Advisers, Inc. is incorporated by reference to
  Exhibit (5)(a)(iii) to Pre-Effective Amendment
  No. 4.
            (d)  Subadvisory Agreement between
  Smith, Barney Advisers, Inc. and Smith Barney,
  Harris Upham & Co. Incorporated is
  incorporated by reference to Exhibit (5)(b) to
  Pre-Effective Amendment No.   4.
 (6)Distribution Agreement between Smith Barney
Variable Account Funds and Smith Barney, Harris
Upham & Co. Incorporated is incorporated by
reference to Exhibit 6(a) to Pre-Effective
Amendment No.   4.
 (7)Not applicable.
 (8)Custodian Agreement between Registrant and
Provident National Bank is incorporated herein by reference to Exhibit 8 to Pre-Effective
Amendment No. 4.
 (9)Transfer Agency Agreement between Registrant and Provident Financial Processing Corp. is incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 4.
       (10) (a) Opinion of Sullivan & Cromwell is incorporated by reference to Pre-Effective
  Amendment No. 1.
            (b)  Opinion of Gaston & Snow is
  incorporated herein by reference to Exhibit 10 to Pre-Effective Amendment No. 4.
       (11) (i)  Auditors' Report
            (ii) Auditors' Consent

 (12)    Not applicable.
(13)    Subscription Agreement between the Fund
and
Smith, Barney Advisers, Inc. dated June 27,
1989 is incorporated herein by reference to
Exhibit 13 to Pre-Effective Amendment No. 4.

 (14)    Not applicable.

         (15)    Not applicable.
Item 25.  Persons Controlled by or under Common
Control with Registrant
       The Registrant is not controlled directly or
     indirectly by any person.  Information with
     respect to the Registrant's investment manager is
     set forth under the caption "Management" in the
     prospectus included in Part A of this Amendment
     to the Registration Statement on Form N-1A.
Item 26.  Number of Holders of Securities
                                      Number of Record
     Holders Title of Class               on April 10, 1995
     Income and Growth Portfolio                       2
U.S. Government/High Quality Securities Portfolio
1
     Reserve Account Portfolio                         1

Item 27.  Indemnification

       Reference is made to ARTICLE V of Registrant's
     Declaration of Trust for a complete statement of its terms. Section 52. of ARTICLE V provides: "No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties." Emphasis added.



Item 28.  Business and other Connections of Investment
Adviser

  See  the material under the caption "Management  of  the
  Fund"   included   in  Part  A  (Prospectus)   of   this
  Registration Statement and the material appearing  under
  the  caption "Management Agreement" included in  Part  B
  (Statement   of   Additional   Information)   of    this
  Registration Statement.

  Information  as to the Directors and Officers  of  Smith
  Barney  Mutual Funds Management Inc. is included in  its
  Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Item 29.   Principal Underwriters

           (a)  Smith Barney Inc. ("Smith  Barney  ") also
      acts  as  principal underwriter  for  the Smith
      Barney  Money Funds, Inc.; Smith  Barney Municipal
      Money Market Fund, Inc.; Smith Barney Muni  Funds;
      Smith Barney Funds,  Inc.;  Smith Barney World
      Funds, Inc.; Smith Barney Variable Account
      Funds; Smith Barney/Travelers  Series Fund
      Inc.; Smith Barney Intermediate Municipal Fund,
      Inc.; Smith Barney Municipal Fund, Inc.; High
      Income Opportunity Fund Inc.;  Greenwich
      Street  California  Municipal  Fund  Inc.;  The
      Inefficient-Market  Fund  Inc.;  Smith   Barney
      Investment Funds, Inc.; Smith Barney Adjustable
      Rate   Government  Income  Fund;  Smith  Barney
      Income   Funds;   Smith  Barney   Massachusetts
      Municipals    Fund;    Smith    Barney    Small
      Capitalization  Fund; Zenix  Income  Fund  Inc;
      Smith  Barney  Arizona  Municipals  Fund  Inc.;
      Smith   Barney  Principal  Return  Fund;
Smith
      Barney  1990s Fund; Municipal High Income
      Fund Inc.; Pacific Corinthian Variable
      Annuity Fund; The  Trust  for TRAK
      Investments; Smith Barney Series  Fund; Smith
      Barney Income Trust;  Smith Barney
      Aggressive  Growth
      Fund  Inc.;   Smith Barney  Appreciation
      Fund Inc.;  Smith  Barney California
      Municipals Fund Inc.; Smith  Barney
      Fundamental  Value Fund  Inc.;  Smith
      Barney Managed Governments Fund  Inc.;
      Smith  Barney Managed Municipals Fund Inc.;
      Smith Barney New Jersey   Municipals  Fund
      Inc.;  Smith Barney Precious  Metals and
      Minerals Fund Inc.;  Smith Barney
      Investment Funds Inc.; Smith Barney  FMA
      (R)  Trust;  The Italy Fund Inc.; Smith
      Barney Telecommunications Trust;  Managed
      Municipals Portfolio Inc.; Managed
      Municipals Portfolio II Inc.; Managed High
      Income Portfolio Inc. Smith Barney Managed
      Growth Fund.



                            (b) The information
    required by this Item 29 with respect to each
    director and
     officer of Smith Barney is incorporated by
    reference to Schedule A of Form BD   filed by
    Smith Barney pursuant to the Securities
    Exchange Act of 1934 (SEC   File No. 8-8177)

              (c)not applicable
Item 30.                  Location of Accounts and
Records

                                             PNC Bank,
    National Association, 17th and Chestnut Streets,
    Philadelphia, Pennsylvania  19103, and The
    Shareholder Services
    Group, Inc., 53 State Street, Boston, Massachusetts

    02109, will maintain the custodian and the

    shareholder servicing agent records, respectively,

    required by Section 31 (a).

                                             All other

    records required by Section 31 (a) are maintained at

    the offices of the Registrant at 388 Greenwich

    Street, New York, New York  10013 (and preserved for

    the periods specified by Rule 31a-2).

Item 31.                  Management Services

                                             not applicable

Item 32.                  Undertakings

                       (a)Not Applicable

                       (b)Not Applicable

                         (c)Registrant undertakes to furnish
each person to whom a prospectus is delivered with a copy
of
Registrants latest report to shareholders, upon request
and without charge.
                           SIGNATURES
      Pursuant to the requirements of the Securities Act
of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the
requirements   for effectiveness  of  this  Post-Effective
Amendment  to   the Registration  Statement pursuant to
Rule  485(b)  under  the Securities  Act  of  1933  and
has duly  caused  this  Post Effective  Amendment  to its
Registration  Statement  to  be signed   on  its  behalf
by  the  undersigned,  and   where applicable,  the  true
and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 22nd
day of December          1995.
                                               SMITH
BARNEY VARIABLE ACCOUNT FUNDS
                                          BY  /s/  Heath
B. McLendon
                                                Heath
B. McLendon
                                          Chairman  of
the Board
                                      and   Chief
Executive Officer


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signatures                Title
Date


/s/              Heath              B.
McLendon
Chairman of the Board     December 22, 1995
(Heath B. McLendon)       and Chief Executive Officer


/s/                    Jessica
Bibliowicz
President                             December 22, 1995
(Jessica Bibliowicz)




Joseph H. Fleiss*                  Trustee
December
22, 1995 (Joseph H. Fleiss)


Donald R. Foley*                   Trustee
December
22, 1995
(Donald R. Foley)


                                 Trustee
(Paul Hardin)

Francis P. Martin*                 Trustee
December
22, 1995 (Francis P. Martin)


Roderick          C.          Rasmussen*
Trustee
December 22, 1995
(Roderick C. Rasmussen)





John P. Toolan*                    Trustee
December
22, 1995 (John P. Toolan)


C. Richard Youngdahl*              Trustee
December
22, 1995
(C. Richard Youngdahl)


/s/ Lewis E. Daidone                                        Treasurer
and
Principal                 December 22, 1995
(Lewis E. Daidone)        Financial Officer



*By:/s/ Christina T. Sydor                                   December
22,
1995
    Christina T. Sydor
    Pursuant to Power of Attorney

                             EXHIBIT INDEX
Exhibit No.   Exhibit            Page Number
(11) (i)      Auditor's Report
      (ii)    Auditor's Consent